UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Australia Bond Index Exchange-Traded Fund

PIMCO Canada Bond Index Exchange-Traded Fund

PIMCO Germany Bond Index Exchange-Traded Fund

PIMCO Build America Bond Exchange-Traded Fund

PIMCO Enhanced Short Maturity Exchange-Traded Fund

PIMCO Foreign Currency Strategy Exchange-Traded Fund

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

PIMCO Short Term Municipal Bond Exchange-Traded Fund

PIMCO Total Return Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Notes
0.250% due 08/31/2014	$2,500	$2,502
0.250% due 09/15/2014	4,305	4,308
0.250% due 12/15/2014	6,135	6,138
0.250% due 01/15/2015	6,038	6,040
0.250% due 02/15/2015	8,209	8,210
0.250% due 05/15/2015	4,800	4,798
0.250% due 07/15/2015	4,500	4,498
0.250% due 08/15/2015	8,000	7,993
0.250% due 09/15/2015	270	270
0.250% due 10/15/2015	8,660	8,648
0.250% due 12/15/2015	4,340	4,332
0.375% due 11/15/2014	5,581	5,595
0.375% due 03/15/2015	5,300	5,313
0.375% due 04/15/2015	7,220	7,237
0.375% due 06/15/2015	3,240	3,247
0.375% due 11/15/2015	2,160	2,164
0.375% due 03/15/2016	1,500	1,501
0.500% due 08/15/2014	7,402	7,433
0.500% due 10/15/2014	3,972	3,989
0.625% due 07/15/2014	5,838	5,871
0.750% due 06/15/2014	6,364	6,408
1.000% due 05/15/2014	1,235	1,246
1.250% due 02/15/2014	5,405	5,457
1.250% due 03/15/2014	3,924	3,965
1.250% due 04/15/2014	3,580	3,620
2.000% due 01/31/2016	3,435	3,595
2.125% due 02/29/2016	2,000	2,103
2.625% due 02/29/2016	1,000	1,066
4.500% due 02/15/2016	3,435	3,843

Total U.S. Treasury Obligations (Cost $131,106)		131,390

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
0.010% due 04/01/2013	1,593	1,593

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $1,627. Repurchase proceeds are $1,593.)
Total Short-Term Instruments (Cost $1,593)		1,593

Total Investments 100.4% (Cost $132,699)		$132,983
Other Assets and Liabilities (Net) (0.4%)		(557)

Net Assets 100.0%		$132,426

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$131,390	$0	$131,390
Short-Term Instruments
Repurchase Agreements	0	1,593	0	1,593

	$0	$132,983	$0	$132,983

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Bonds
7.250% due 05/15/2016	$861	$1,044
U.S. Treasury Notes
0.625% due 11/30/2017	2,400	2,393
0.750% due 02/28/2018	100	100
0.875% due 07/31/2019	400	395
1.000% due 08/31/2016	180	183
1.000% due 06/30/2019	200	199
1.000% due 09/30/2019	250	248
1.000% due 11/30/2019	650	644
1.125% due 05/31/2019	125	126
1.250% due 01/31/2019	1,018	1,036
1.250% due 04/30/2019	400	406
1.250% due 02/29/2020	250	251
1.375% due 11/30/2018	294	302
1.375% due 12/31/2018	500	513
1.375% due 01/31/2020	300	304
1.500% due 08/31/2018	271	280
1.500% due 03/31/2019	1,400	1,442
1.750% due 10/31/2018	759	795
2.250% due 07/31/2018	518	556
2.375% due 03/31/2016	1,536	1,628
2.375% due 05/31/2018	457	494
2.375% due 06/30/2018	293	317
2.500% due 06/30/2017	741	800
2.625% due 04/30/2018	605	661
2.750% due 02/28/2018	300	329
3.000% due 02/28/2017	1,048	1,148
3.125% due 10/31/2016	1,016	1,112
3.125% due 04/30/2017	1,049	1,157
3.250% due 07/31/2016	1,046	1,144
3.250% due 12/31/2016	1,053	1,160
3.375% due 11/15/2019	300	344

Total U.S. Treasury Obligations (Cost $20,789)		21,511

Total Investments 99.2% (Cost $20,789)		$21,511
Other Assets and Liabilities (Net) 0.8%		171

Net Assets 100.0%		$21,682

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value

U.S. Treasury Obligations	$0	$21,511	$0	$21,511

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 97.5%
U.S. Treasury Bonds
6.000% due 02/15/2026	$670	$955
6.250% due 08/15/2023	593	840
6.375% due 08/15/2027	540	804
6.500% due 11/15/2026	131	196
7.625% due 11/15/2022	1,003	1,533
7.875% due 02/15/2021	252	375
8.125% due 08/15/2021	1,065	1,626
8.750% due 05/15/2020	860	1,305
U.S. Treasury Notes
1.625% due 11/15/2022	3,270	3,215
1.750% due 05/15/2022	280	281
2.000% due 02/15/2022	950	978
2.000% due 02/15/2023	1,500	1,520
2.625% due 08/15/2020	1,532	1,675
3.125% due 05/15/2021	400	451

Total U.S. Treasury Obligations (Cost $15,871)		15,754

SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS 1.9%
State Street Bank and Trust Co.
0.010% due 04/01/2013	311	311

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $320. Repurchase proceeds are $311.)
Total Short-Term Instruments (Cost $311)		311

Total Investments 99.4% (Cost $16,182)		$16,065
Other Assets and Liabilities (Net) 0.6%		103

Net Assets 100.0%		$16,168

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$15,754	$0	$15,754
Short-Term Instruments
Repurchase Agreements	0	311	0	311

	$0	$16,065	$0	$16,065

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Strips
0.000% due 05/15/2038	$5,785	$2,571
0.000% due 02/15/2039	12,315	5,313
0.000% due 05/15/2039	12,005	5,135
0.000% due 08/15/2039	12,315	5,213
0.000% due 11/15/2039	12,005	5,035
0.000% due 02/15/2040	12,315	5,121
0.000% due 05/15/2040	12,625	5,188
0.000% due 08/15/2040	12,315	5,001
0.000% due 11/15/2040	13,970	5,616
0.000% due 02/15/2041	12,315	4,904
0.000% due 05/15/2041	13,970	5,502
0.000% due 08/15/2041	12,315	4,799
0.000% due 11/15/2041	13,970	5,384
0.000% due 02/15/2042	12,315	4,699
0.000% due 05/15/2042	13,970	5,276
0.000% due 08/15/2042	13,500	5,050
0.000% due 11/15/2042	7,130	2,646
0.000% due 02/15/2043	6,250	2,293

Total U.S. Treasury Obligations (Cost $90,561)		84,746

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 04/01/2013	506	506

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $521. Repurchase proceeds are $506.)
Total Short-Term Instruments (Cost $506)		506

Total Investments 100.5% (Cost $91,067)		$85,252
Other Assets and Liabilities (Net) (0.5%)		(433)

Net Assets 100.0%		$84,819

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$84,746	$0	$84,746
Short-Term Instruments
Repurchase Agreements	0	506	0	506

	$0	$85,252	$0	$85,252

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.8%
U.S. Treasury Bonds
2.750% due 08/15/2042	$865	$805
2.750% due 11/15/2042	650	604
3.125% due 02/15/2043	760	763
U.S. Treasury Notes
0.250% due 11/30/2014	740	740
0.250% due 01/31/2015	720	720
0.375% due 11/15/2015	740	741
0.375% due 01/15/2016	720	721
0.375% due 02/15/2016	750	751
0.375% due 03/15/2016	750	751
0.750% due 12/31/2017	720	722
0.750% due 02/28/2018	800	800
0.875% due 01/31/2018	750	755
1.125% due 12/31/2019	720	718
1.250% due 02/29/2020	800	802
1.375% due 01/31/2020	750	759
1.625% due 08/15/2022	760	751
1.625% due 11/15/2022	740	728
2.000% due 02/15/2023	750	760

Total U.S. Treasury Obligations (Cost $13,496)		13,391

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013	147	147

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $150. Repurchase proceeds are $147.)
Total Short-Term Instruments (Cost $147)		147

Total Investments 99.9% (Cost $13,643)		$13,538
Other Assets and Liabilities (Net) 0.1%		16

Net Assets 100.0%		$13,554

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$13,391	$0	$13,391
Short-Term Instruments
Repurchase Agreements	0	147	0	147

	$0	$13,538	$0	$13,538

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$152,661	$162,309
0.125% due 04/15/2017	86,504	93,370
0.500% due 04/15/2015	86,115	90,508
1.250% due 04/15/2014	63,396	65,526
1.625% due 01/15/2015	87,486	93,371
1.625% due 01/15/2018	67,144	78,364
1.875% due 07/15/2015	76,760	84,245
2.000% due 07/15/2014	88,627	93,855
2.000% due 01/15/2016	75,229	83,898
2.375% due 01/15/2017	68,648	80,136
2.500% due 07/15/2016	86,861	100,582
2.625% due 07/15/2017	88,956	107,123

Total U.S. Treasury Obligations (Cost $1,106,760)		1,133,287

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013	1,223	1,223

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $1,252. Repurchase proceeds are $1,223.)
Total Short-Term Instruments (Cost $1,223)		1,223

Total Investments 99.7% (Cost $1,107,983)		$1,134,510
Other Assets and Liabilities (Net) 0.3%		3,279

Net Assets 100.0%		$1,137,789

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$1,133,287	$0	$1,133,287
Short-Term Instruments
Repurchase Agreements	0	1,223	0	1,223

	$0	$1,134,510	$0	$1,134,510

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.9%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$9,194	$9,271
0.750% due 02/15/2042	20,678	21,696
2.125% due 02/15/2040	13,530	19,134
2.125% due 02/15/2041	21,084	29,965
2.500% due 01/15/2029	12,368	17,328
3.375% due 04/15/2032	7,676	12,382
3.625% due 04/15/2028	19,798	30,998
3.875% due 04/15/2029	22,740	37,048

Total U.S. Treasury Obligations (Cost $183,408)		177,822

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 04/01/2013	913	913

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $936. Repurchase proceeds are $913.)
Total Short-Term Instruments (Cost $913)		913

Total Investments 99.4% (Cost $184,321)		$178,735
Other Assets and Liabilities (Net) 0.6%		1,001

Net Assets 100.0%		$179,736

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$177,822	$0	$177,822
Short-Term Instruments
Repurchase Agreements	0	913	0	913

	$0	$178,735	$0	$178,735

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 97.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$716	$780
0.125% due 07/15/2022	2,553	2,787
0.125% due 01/15/2023	833	901
0.500% due 04/15/2015	2,272	2,388
0.625% due 07/15/2021	3,474	3,979
0.625% due 02/15/2043	501	505
0.750% due 02/15/2042	3,967	4,162
1.125% due 01/15/2021	6,047	7,139
1.250% due 04/15/2014	2,448	2,530
1.375% due 01/15/2020	7,131	8,505
1.625% due 01/15/2015	11,872	12,671
1.625% due 01/15/2018	8,169	9,534
1.750% due 01/15/2028	4,415	5,628
1.875% due 07/15/2019	4,586	5,622
2.000% due 01/15/2026	5,178	6,756
2.125% due 02/15/2040	1,732	2,450
2.125% due 02/15/2041	3,310	4,704
2.375% due 01/15/2025	4,282	5,761
2.500% due 07/15/2016	9,142	10,586
2.500% due 01/15/2029	6,788	9,510
3.375% due 04/15/2032	1,139	1,837

Total U.S. Treasury Obligations (Cost $101,558)		108,735

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS 2.2%
State Street Bank and Trust Co.
0.010% due 04/01/2013	2,423	2,423

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $2,474. Repurchase proceeds are $2,423.)
Total Short-Term Instruments (Cost $2,423)		2,423

Total Investments 99.7% (Cost $103,981)		$111,158
Other Assets and Liabilities (Net) 0.3%		301

Net Assets 100.0%		$111,459

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$108,735	$0	$108,735
Short-Term Instruments
Repurchase Agreements	0	2,423	0	2,423

	$0	$111,158	$0	$111,158

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 87.7%
BANKING & FINANCE 18.9%
AGFC Capital Trust
6.000% due 01/15/2067	$1,500	$1,223
Ally Financial, Inc.
3.125% due 01/15/2016	750	760
4.500% due 02/11/2014	11,525	11,799
4.625% due 06/26/2015	6,350	6,647
5.500% due 02/15/2017	7,350	7,988
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018	4,000	4,090
Checkout Holding Corp.
0.000% due 11/15/2015	1,550	1,186
CIT Group, Inc.
4.250% due 08/15/2017	9,750	10,237
4.750% due 02/15/2015	8,503	8,928
5.000% due 05/15/2017	9,123	9,830
5.250% due 04/01/2014	3,395	3,535
6.625% due 04/01/2018	675	773
CNH Capital LLC
3.875% due 11/01/2015	7,885	8,122
Credit Agricole S.A.
6.637% due 05/31/2017 (c)(f)	1,950	1,804
E*TRADE Financial Corp.
6.000% due 11/15/2017	600	631
6.750% due 06/01/2016	1,700	1,840
Eksportfinans ASA
0.505% due 04/05/2013	650	650
1.875% due 04/02/2013	1,350	1,350
2.000% due 09/15/2015	4,085	3,924
2.375% due 05/25/2016	9,768	9,300
3.000% due 11/17/2014	1,100	1,095
5.500% due 05/25/2016	6,650	6,913
5.500% due 06/26/2017	1,375	1,428
General Motors Financial Co., Inc.
4.750% due 08/15/2017	5,750	6,005
Genworth Financial, Inc.
6.150% due 11/15/2066	750	689
HBOS Capital Funding LP
6.071% due 06/30/2014 (c)	9,325	8,381
Icahn Enterprises LP
7.750% due 01/15/2016	2,619	2,730
8.000% due 01/15/2018	2,000	2,145
Ineos Finance PLC
9.000% due 05/15/2015	1,250	1,322
International Lease Finance Corp.
6.500% due 09/01/2014	2,290	2,450
6.750% due 09/01/2016	9,400	10,669
8.625% due 09/15/2015	8,375	9,558
8.750% due 03/15/2017	7,025	8,298
iStar Financial, Inc.
5.950% due 10/15/2013	3,325	3,396
7.125% due 02/15/2018	750	789
9.000% due 06/01/2017	1,000	1,123
Leucadia National Corp.
7.000% due 08/15/2013	500	510
Marina District Finance Co., Inc.
9.500% due 10/15/2015	350	362
Nuveen Investments, Inc.
9.125% due 10/15/2017	2,807	2,912
Oxford Finance LLC
7.250% due 01/15/2018	400	417
RBS Capital Trust
5.512% due 09/30/2014 (c)	6,185	4,917
Realogy Corp.
12.375% due 04/15/2015	1,650	1,662
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (c)	7,425	8,062
Rouse Co. LLC
6.750% due 11/09/2015	3,580	3,719
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	7,233	7,453
5.050% due 01/08/2015	6,600	6,844
6.990% due 10/05/2017 (c)	1,500	1,448
7.648% due 09/30/2031 (c)	2,000	2,100

SMFG Preferred Capital Ltd.
6.078% due 01/25/2017 (c)	1,750	1,938
Societe Generale S.A.
5.922% due 04/05/2017 (c)	1,450	1,367
Springleaf Finance Corp.
5.400% due 12/01/2015	7,150	7,382
5.750% due 09/15/2016	2,000	2,017
5.850% due 06/01/2013	4,787	4,826
6.900% due 12/15/2017	15,400	15,612
Susser Holdings LLC
8.500% due 05/15/2016	1,340	1,410
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)(f)	6,500	6,752
Wind Acquisition Finance S.A.
7.250% due 02/15/2018	4,000	4,185
11.750% due 07/15/2017	10,595	11,284
XL Group PLC
6.500% due 04/15/2017 (c)	1,691	1,661

		260,448

INDUSTRIALS 58.1%
Accellent, Inc.
10.000% due 11/01/2017	400	356
ACL Corp.
10.625% due 02/15/2016 (a)	793	833
Advanced Micro Devices, Inc.
8.125% due 12/15/2017 (i)	1,000	1,015
Affinion Group Holdings, Inc.
11.625% due 11/15/2015	1,050	672
Affinion Group, Inc.
11.500% due 10/15/2015	1,000	878
Afren PLC
11.500% due 02/01/2016	3,250	3,867
Ainsworth Lumber Co. Ltd.
7.500% due 12/15/2017	800	875
Air Canada
9.250% due 08/01/2015	6,500	6,955
Alere, Inc.
8.625% due 10/01/2018	1,300	1,388
9.000% due 05/15/2016	7,450	7,846
Alion Science and Technology Corp.
12.000% due 11/01/2014 (a)	2,263	2,325
Alliance One International, Inc.
10.000% due 07/15/2016	7,260	7,705
American Achievement Corp.
10.875% due 04/15/2016	1,350	1,316
Apria Healthcare Group, Inc.
11.250% due 11/01/2014	2,925	3,020
ARAMARK Corp.
8.500% due 02/01/2015	800	801
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (a)	2,050	2,086
ArcelorMittal
4.250% due 08/05/2015	7,700	8,007
5.000% due 02/25/2017	9,750	10,216
5.375% due 06/01/2013	4,100	4,126
Arch Coal, Inc.
8.750% due 08/01/2016 (f)	6,300	6,583
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	6,700	7,370
Ashland, Inc.
3.000% due 03/15/2016	800	816
Associated Materials LLC
9.125% due 11/01/2017	7,885	8,457
Avaya, Inc.
9.750% due 11/01/2015	1,100	1,103
10.125% due 11/01/2015	4,450	4,461
Bausch & Lomb, Inc.
9.875% due 11/01/2015	1,697	1,765
Beazer Homes USA, Inc.
8.125% due 06/15/2016	5,795	6,302
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	438	442
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	5,750	6,354
Cablevision Systems Corp.
8.625% due 09/15/2017	7,600	8,892
Caesars Entertainment Operating Co., Inc.
10.750% due 02/01/2016	5,675	5,193
11.250% due 06/01/2017	7,200	7,695
Capella Healthcare, Inc.
9.250% due 07/01/2017	6,500	7,069

Case New Holland, Inc.
7.750% due 09/01/2013	3,900	4,003
7.875% due 12/01/2017	9,250	10,869
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015	1,093	1,093
CCO Holdings LLC
7.250% due 10/30/2017	3,110	3,363
CDRT Holding Corp.
9.250% due 10/01/2017 (a)	8,700	9,070
Cengage Learning Acquisitions, Inc.
10.500% due 01/15/2015	1,400	245
Centex Corp.
6.500% due 05/01/2016	1,025	1,177
Ceridian Corp.
11.250% due 11/15/2015	7,150	7,418
CEVA Group PLC
8.375% due 12/01/2017	1,000	1,035
Chesapeake Energy Corp.
6.500% due 08/15/2017 (f)	1,250	1,384
9.500% due 02/15/2015	11,475	13,024
CityCenter Holdings LLC
7.625% due 01/15/2016	10,070	10,863
10.750% due 01/15/2017	1,000	1,114
Clear Channel Communications, Inc.
5.500% due 09/15/2014	5,469	5,387
10.750% due 08/01/2016	2,750	2,138
11.000% due 08/01/2016 (a)	1,150	917
Clearwire Communications LLC
12.000% due 12/01/2015	8,325	8,996
12.000% due 12/01/2017	1,000	1,175
CMA CGM S.A.
8.500% due 04/15/2017	2,000	1,870
CNH America LLC
7.250% due 01/15/2016	1,000	1,122
Commercial Metals Co.
6.500% due 07/15/2017	750	825
Concho Resources, Inc.
8.625% due 10/01/2017	4,400	4,741
CONSOL Energy, Inc.
8.000% due 04/01/2017	10,070	10,901
Constellation Brands, Inc.
7.250% due 09/01/2016	1,400	1,596
7.250% due 05/15/2017	1,000	1,156
8.375% due 12/15/2014	2,850	3,167
Continental Airlines, Inc.
6.750% due 09/15/2015	2,850	3,000
CSC Holdings LLC
8.500% due 06/15/2015	250	259
D.R. Horton, Inc.
4.750% due 05/15/2017	2,800	2,985
Dean Foods Co.
7.000% due 06/01/2016	6,904	7,681
DISH DBS Corp.
6.625% due 10/01/2014	400	427
7.125% due 02/01/2016	16,798	18,751
7.750% due 05/31/2015	100	112
DJO Finance LLC
7.750% due 04/15/2018	100	103
9.750% due 10/15/2017	1,200	1,257
Dole Food Co., Inc.
13.875% due 03/15/2014	800	856
Dollar General Corp.
4.125% due 07/15/2017	1,800	1,942
DynCorp International, Inc.
10.375% due 07/01/2017	1,000	990
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,005	1,084
El Paso LLC
7.000% due 06/15/2017	6,250	7,182
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,250	1,439
EPE Holdings LLC
8.125% due 12/15/2017 (a)	1,000	1,053
Essar Steel Algoma, Inc.
9.875% due 06/15/2015	925	759
Exide Technologies
8.625% due 02/01/2018	4,200	3,628
First Data Corp.
11.250% due 03/31/2016	9,250	9,342
FMG Resources Pty. Ltd.
6.000% due 04/01/2017 (f)	8,625	8,905
6.375% due 02/01/2016 (f)	2,625	2,714
7.000% due 11/01/2015	325	342

Fresenius Medical Care U.S. Finance, Inc.
6.875% due 07/15/2017	4,560	5,244
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	5,936	6,826
Greif, Inc.
6.750% due 02/01/2017	4,755	5,326
GXS Worldwide, Inc.
9.750% due 06/15/2015	2,000	2,082
Hanson Ltd.
6.125% due 08/15/2016	4,600	5,100
Hapag-Lloyd AG
9.750% due 10/15/2017	3,250	3,453
Harland Clarke Holdings Corp.
9.500% due 05/15/2015	1,150	1,140
HCA, Inc.
5.750% due 03/15/2014	1,000	1,039
6.500% due 02/15/2016	15,375	16,874
6.750% due 07/15/2013	2,625	2,669
Health Management Associates, Inc.
6.125% due 04/15/2016	6,896	7,603
Hercules Offshore, Inc.
7.125% due 04/01/2017	1,000	1,082
Hertz Corp.
4.250% due 04/01/2018	400	410
Hexion U.S. Finance Corp.
8.875% due 02/01/2018	3,000	3,120
Host Hotels & Resorts LP
9.000% due 05/15/2017	4,200	4,436
iGate Corp.
9.000% due 05/01/2016	1,100	1,203
Igloo Holdings Corp.
8.250% due 12/15/2017 (a)	1,200	1,245
INEOS Group Holdings S.A.
8.500% due 02/15/2016	10,650	10,863
Intelsat Luxembourg S.A.
11.250% due 02/04/2017	9,100	9,703
11.500% due 02/04/2017	11,561	12,284
InterGen NV
9.000% due 06/30/2017	4,300	4,246
inVentiv Health, Inc.
9.000% due 01/15/2018	2,000	2,105
Jaguar Holding Co.
9.375% due 10/15/2017 (a)	4,175	4,504
Jarden Corp.
7.500% due 05/01/2017	1,500	1,704
JC Penney Corp., Inc.
7.950% due 04/01/2017 (f)	1,250	1,184
KB Home
5.875% due 01/15/2015	375	398
6.250% due 06/15/2015	735	792
Kratos Defense & Security Solutions, Inc.
10.000% due 06/01/2017	1,250	1,381
Lafarge S.A.
6.200% due 07/09/2015	1,500	1,612
6.500% due 07/15/2016	4,936	5,522
Lantheus Medical Imaging, Inc.
9.750% due 05/15/2017	500	499
Lennar Corp.
4.125% due 12/01/2018	500	501
5.600% due 05/31/2015	3,230	3,456
12.250% due 06/01/2017	1,000	1,332
Level 3 Financing, Inc.
8.125% due 07/01/2019	250	276
Limited Brands, Inc.
8.500% due 06/15/2019	755	931
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017	7,700	7,238
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016 (f)	5,625	5,906
Masco Corp.
6.125% due 10/03/2016	5,690	6,360
Meritor, Inc.
8.125% due 09/15/2015	1,050	1,116
MGM Resorts International
6.625% due 07/15/2015	9,475	10,328
6.750% due 04/01/2013	300	300
7.625% due 01/15/2017	7,000	7,805
10.000% due 11/01/2016	5,900	7,065
Michaels Stores, Inc.
7.750% due 11/01/2018	6,360	6,980
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	975	938
11.500% due 11/01/2017	1,000	1,090

Murray Energy Corp.
10.250% due 10/15/2015	9,400	9,482
Mylan, Inc.
6.000% due 11/15/2018	1,700	1,868
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017	5,500	5,497
Navios Maritime Holdings, Inc.
8.875% due 11/01/2017	3,000	3,079
New York Times Co.
6.625% due 12/15/2016	250	276
Novelis, Inc.
8.375% due 12/15/2017	10,050	11,055
Ocean Rig UDW, Inc.
9.500% due 04/27/2016	500	528
Office Depot, Inc.
6.250% due 08/15/2013	500	509
Offshore Group Investments Ltd.
11.500% due 08/01/2015	1,452	1,586
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	7,880	9,101
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	2,120
Packaging Dynamics Corp.
8.750% due 02/01/2016	2,175	2,281
Peabody Energy Corp.
7.375% due 11/01/2016	4,150	4,752
Perstorp Holding AB
8.750% due 05/15/2017 (f)	2,250	2,391
11.000% due 08/15/2017	1,000	1,010
Petco Holdings, Inc.
8.500% due 10/15/2017 (a)	9,100	9,430
PHH Corp.
7.375% due 09/01/2019	5,100	5,788
9.250% due 03/01/2016	1,000	1,172
Pinnacle Foods Finance LLC
8.250% due 09/01/2017	6,511	7,028
9.250% due 04/01/2015	2,429	2,441
Pittsburgh Glass Works LLC
8.500% due 04/15/2016	7,050	7,209
Ply Gem Industries, Inc.
8.250% due 02/15/2018	8,400	9,187
9.375% due 04/15/2017	60	66
PulteGroup, Inc.
5.250% due 01/15/2014	395	407
Quebecor Media, Inc.
7.750% due 03/15/2016	1,371	1,400
Quicksilver Resources, Inc.
8.250% due 08/01/2015	1,000	989
11.750% due 01/01/2016	4,930	5,053
Quiksilver, Inc.
6.875% due 04/15/2015	10,100	10,100
Radiation Therapy Services, Inc.
9.875% due 04/15/2017	1,250	781
Radio One, Inc.
12.500% due 05/24/2016 (h)	350	354
Reddy Ice Corp.
11.250% due 03/15/2015 ^	1,100	1,166
Regency Energy Partners LP
9.375% due 06/01/2016	1,271	1,354
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,000	1,021
Rite Aid Corp.
7.500% due 03/01/2017	2,650	2,733
9.500% due 06/15/2017	3,767	3,955
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	759
Royal Caribbean Cruises Ltd.
11.875% due 07/15/2015	1,350	1,657
Ryerson, Inc.
9.000% due 10/15/2017	7,900	8,660
Ryland Group, Inc.
6.625% due 05/01/2020	250	274
Sabine Pass LNG LP
7.500% due 11/30/2016	10,366	11,506
Sable International Finance Ltd.
7.750% due 02/15/2017	1,000	1,068
Sabre Holdings Corp.
8.350% due 03/15/2016	750	829
Schaeffler Finance BV
7.750% due 02/15/2017	8,750	9,898
Seagate HDD Cayman
6.875% due 05/01/2020	500	540
Seagate Technology HDD Holdings
6.800% due 10/01/2016	250	284

Sealed Air Corp.
7.875% due 06/15/2017	750	792
Sealy Mattress Co.
10.875% due 04/15/2016	556	589
Service Corp. International
7.000% due 06/15/2017	1,250	1,427
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	1,600	1,610
Sinclair Television Group, Inc.
9.250% due 11/01/2017	1,000	1,089
Sirius XM Radio, Inc.
8.750% due 04/01/2015	2,450	2,738
Smithfield Foods, Inc.
7.750% due 07/01/2017	7,794	9,070
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	977	979
Speedway Motorsports, Inc.
8.750% due 06/01/2016	825	875
Spirit Aerosystems, Inc.
7.500% due 10/01/2017	4,100	4,377
SPX Corp.
6.875% due 09/01/2017	1,250	1,397
7.625% due 12/15/2014	4,560	4,993
Stanadyne Corp.
10.000% due 08/15/2014	750	749
SUPERVALU, Inc.
8.000% due 05/01/2016 (f)	9,200	9,614
Taminco Acquisition Corp.
9.125% due 12/15/2017	250	254
Telesat LLC
6.000% due 05/15/2017	9,275	9,739
Tenet Healthcare Corp.
9.250% due 02/01/2015	4,931	5,572
Tesoro Corp.
4.250% due 10/01/2017	2,000	2,100
Toll Brothers Finance Corp.
4.950% due 03/15/2014	625	643
Toys “R” Us - Delaware, Inc.
7.375% due 09/01/2016 (f)	6,900	7,098
Toys “R” Us, Inc.
10.375% due 08/15/2017	2,000	2,037
Travelport LLC
9.000% due 03/01/2016	1,000	1,014
9.875% due 09/01/2014	2,150	2,171
TRW Automotive, Inc.
7.000% due 03/15/2014	790	831
7.250% due 03/15/2017	1,750	2,032
U.S. Steel Corp.
6.050% due 06/01/2017 (f)	1,000	1,058
USG Corp.
6.300% due 11/15/2016	7,780	8,286
9.750% due 01/15/2018	1,800	2,142
Valeant Pharmaceuticals International
6.500% due 07/15/2016	6,750	7,079
6.750% due 10/01/2017	2,000	2,157
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018	2,000	2,140
Vertellus Specialties, Inc.
9.375% due 10/01/2015	2,100	1,874
Visant Corp.
10.000% due 10/01/2017	1,000	918
Vulcan Materials Co.
6.500% due 12/01/2016	2,000	2,250
VWR Funding, Inc.
7.250% due 09/15/2017	8,801	9,362
Wind Acquisition Holdings Finance S.A.
12.250% due 07/15/2017 (a)	3,000	3,131
Windstream Corp.
7.875% due 11/01/2017	7,160	8,216
8.125% due 08/01/2013	1,225	1,251
Wynn Las Vegas LLC
7.875% due 11/01/2017	1,000	1,078
YCC Holdings LLC
10.250% due 02/15/2016 (a)(f)	4,650	4,819

		799,715

UTILITIES 10.7%
AES Corp.
7.750% due 03/01/2014	100	106
7.750% due 10/15/2015	11,278	12,730
9.750% due 04/15/2016	6,570	7,868
Calpine Construction Finance Co. LP
8.000% due 06/01/2016	3,250	3,425

Calpine Corp.
7.250% due 10/15/2017	6,000	6,390
CenturyLink, Inc.
5.150% due 06/15/2017	3,300	3,478
6.000% due 04/01/2017	5,900	6,395
CMS Energy Corp.
6.875% due 12/15/2015	250	286
Cricket Communications, Inc.
7.750% due 05/15/2016	4,025	4,206
DPL, Inc.
6.500% due 10/15/2016	595	631
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	6,350	6,445
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	9,650	10,205
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	9,300	9,904
Frontier Communications Corp.
7.875% due 04/15/2015	1,421	1,627
8.250% due 05/01/2014	5	5
8.250% due 04/15/2017	8,215	9,694
GenOn Energy, Inc.
7.625% due 06/15/2014	2,590	2,771
7.875% due 06/15/2017	5,900	6,608
Ipalco Enterprises, Inc.
7.250% due 04/01/2016	1,000	1,128
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016	6,835	7,467
Midwest Generation LLC
8.560% due 01/02/2016 ^	5,799	5,683
NGPL PipeCo LLC
7.119% due 12/15/2017	5,000	5,350
NII Capital Corp.
10.000% due 08/15/2016 (f)	3,000	2,707
NRG Energy, Inc.
7.625% due 01/15/2018	7,750	8,854
Penn Virginia Corp.
10.375% due 06/15/2016 (f)	1,725	1,841
Sprint Nextel Corp.
6.000% due 12/01/2016	18,715	20,353
Talos Production LLC
9.750% due 02/15/2018	400	398
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	7,375	774

		147,329

Total Corporate Bonds & Notes (Cost $1,181,954)		1,207,492

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Notes
0.125% due 12/31/2013	3,800	3,800
0.250% due 10/31/2013	104	104
0.250% due 11/30/2013	5,025	5,029
0.250% due 01/31/2014	12,700	12,713
0.250% due 02/28/2014	16,400	16,416
0.250% due 03/31/2014	2,300	2,302
0.500% due 11/15/2013	3,700	3,709
0.750% due 12/15/2013	12,134	12,187
1.000% due 01/15/2014	9,250	9,314
1.250% due 02/15/2014	22,196	22,410
1.250% due 03/15/2014	6,604	6,673
1.500% due 12/31/2013	1,700	1,717
1.750% due 01/31/2014	8,600	8,716
1.875% due 02/28/2014	2,500	2,539

Total U.S. Treasury Obligations (Cost $107,600)		107,629

	SHARES
SHORT-TERM INSTRUMENTS 5.9%
MUTUAL FUNDS (d)(e) 2.9%
PIMCO Money Market Fund	40,312,447	40,312

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS 0.2%
JPMorgan Securities, Inc.
0.240% due 04/01/2013	$2,300	2,300
(Dated 03/28/2013. Collateralized by Freddie Mac 2.255% due 12/05/2022 valued at $2,364. Repurchase proceeds are $2,300.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	416	416
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $426. Repurchase proceeds are $416.)

		2,716

U.S. TREASURY BILLS 2.6%
0.146% due 04/18/2013 - 03/06/2014 (b)(i)	35,829	35,798

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.109% due 04/15/2013 (b)(i)	2,184	2,184

Total Short-Term Instruments (Cost $81,002)		81,010

Total Investments 101.4% (Cost $1,370,556)		$1,396,131
Other Assets and Liabilities (Net) (1.4%)		(18,760)

Net Assets 100.0%		$1,377,371

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Institutional Class Shares of each Fund.

(f)	As of March 31, 2013, securities with an aggregate market value of $39,521 were out on loan in exchange for $40,312 of cash collateral. The collateral was invested in the PIMCO Money Market Fund.

(g)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $2,434 at a weighted average interest rate of (2.733%).

(h)	Securities with an aggregate market value of $1,369 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.125%)	02/22/2013	02/21/2015	$941	$(940)
DEU	(1.000%)	02/25/2013	02/22/2015	341	(341)

					$(1,281)

(i)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $4,122 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.BP.HY-19 5-Year Index	5.000%	12/20/2017	$5,000	$213	$90
CDX.HY-19 5-Year Index	5.000%	12/20/2017	79,000	3,370	2,178

				$3,583	$2,268

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$260,448	$0	$260,448
Industrials	0	799,715	0	799,715
Utilities	0	141,646	5,683	147,329
U.S. Treasury Obligations	0	107,629	0	107,629
Short-Term Instruments
Mutual Funds	40,312	0	0	40,312
Repurchase Agreements	0	2,716	0	2,716
U.S. Treasury Bills	0	35,798	0	35,798
U.S. Treasury Cash Management Bills	0	2,184	0	2,184
	$40,312	$1,350,136	$5,683	$1,396,131

Financial Derivative Instruments - Assets
Credit Contracts	$0	$2,268	$0	$2,268

Totals	$40,312	$1,352,404	$5,683	$1,398,399

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes Utilities	$2,685	$3,523	$(774)	$17	$4	$228	$0	$0	$5,683	$249

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes Utilities	$5,683	Third Party Vendor	Broker Quote	98.00

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 97.6%
BANKING & FINANCE 32.8%
Allstate Corp.
7.450% due 05/16/2019	$750	$988
American Express Co.
6.150% due 08/28/2017	1,175	1,407
American Honda Finance Corp.
2.600% due 09/20/2016	880	927
American International Group, Inc.
4.250% due 09/15/2014	100	105
5.850% due 01/16/2018	840	986
Banco do Brasil S.A.
6.000% due 01/22/2020	1,000	1,158
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022	500	504
Bank of America Corp.
3.875% due 03/22/2017	250	269
5.625% due 07/01/2020	100	117
6.500% due 08/01/2016	375	432
7.375% due 05/15/2014	300	321
Bank of New York Mellon Corp.
1.969% due 06/20/2017	750	775
Bank of Nova Scotia
3.400% due 01/22/2015	800	839
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	500	520
Barclays Bank PLC
6.050% due 12/04/2017	1,000	1,120
Bear Stearns Cos. LLC
5. 300% due 10/30/2015	300	332
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	359
BNP Paribas S.A.
3.600% due 02/23/2016	640	680
Boeing Capital Corp.
3.250% due 10/27/2014	85	89
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	320	336
Citigroup, Inc.
5.375% due 08/09/2020	40	47
5.500% due 02/15/2017	500	557
6.010% due 01/15/2015	300	325
8.125% due 07/15/2039	525	773
8.500% due 05/22/2019	1,000	1,335
Commonwealth Bank of Australia
1.950% due 03/16/2015	1,000	1,024
Credit Suisse
5.000% due 05/15/2013	830	835
Deutsche Bank AG
3.250% due 01/11/2016	500	530
Duke Realty LP
3.875% due 10/15/2022	250	257
Fidelity National Financial, Inc.
5.500% due 09/01/2022	600	683
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	500	510
5.875% due 08/02/2021	1,000	1,147
8.700% due 10/01/2014	200	222
General Electric Capital Corp.
2.300% due 04/27/2017	250	259
3.100% due 01/09/2023	500	496
5.500% due 01/08/2020	1,960	2,327
Goldman Sachs Group, Inc.
5.250% due 10/15/2013	450	461
5.375% due 03/15/2020	1,545	1,764
6.750% due 10/01/2037	750	844
Hospitality Properties Trust
5.000% due 08/15/2022	500	534
HSBC Bank USA N.A.
4.625% due 04/01/2014	320	332
4.875% due 08/24/2020	1,960	2,205
ING Bank NV
4.000% due 03/15/2016	500	536
Itau Unibanco Holding S.A.
5.650% due 03/19/2022	500	526

John Deere Capital Corp.
2.950% due 03/09/2015	100	105
3.900% due 07/12/2021	275	307
5.750% due 09/10/2018	200	244
JPMorgan Chase & Co.
3.250% due 09/23/2022	500	501
3.700% due 01/20/2015	1,380	1,449
5.400% due 01/06/2042	1,000	1,154
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	1,030	1,167
Kimco Realty Corp.
6.875% due 10/01/2019	440	559
LeasePlan Corp. NV
3.000% due 10/23/2017	500	511
Lloyds TSB Bank PLC
5.800% due 01/13/2020	1,000	1,180
Macquarie Bank Ltd.
6.625% due 04/07/2021	730	818
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,000	1,209
7.750% due 05/14/2038	900	1,205
MetLife, Inc.
5.700% due 06/15/2035	400	470
5.875% due 02/06/2041	510	614
Moody’s Corp.
5.500% due 09/01/2020	300	328
Morgan Stanley
5.500% due 07/24/2020	1,275	1,471
7.300% due 05/13/2019	1,230	1,525
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (b)	500	558
Nordea Bank AB
4.875% due 01/14/2021	410	475
PNC Funding Corp.
3.300% due 03/08/2022	250	258
ProLogis LP
6.625% due 05/15/2018	710	855
Prudential Financial, Inc.
4.750% due 09/17/2015	1,125	1,226
Rabobank Group
5.250% due 05/24/2041	660	751
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	1,000	1,120
Simon Property Group LP
5.650% due 02/01/2020	100	121
6.750% due 05/15/2014	180	189
SLM Corp.
6.250% due 01/25/2016	750	823
7.250% due 01/25/2022	500	561
Toyota Motor Credit Corp.
3.200% due 06/17/2015	650	687
UBS AG
5.750% due 04/25/2018	425	504
Ventas Realty LP
4.000% due 04/30/2019	250	273
Wachovia Bank N.A.
6.600% due 01/15/2038	500	666
Wachovia Corp.
5.500% due 05/01/2013	810	813

		55,490

INDUSTRIALS 51.5%
AbbVie, Inc.
2.900% due 11/06/2022	500	502
Actavis, Inc.
3.250% due 10/01/2022	500	508
ADT Corp.
3.500% due 07/15/2022	500	500
Alcoa, Inc.
6.150% due 08/15/2020	815	889
Altria Group, Inc.
9.250% due 08/06/2019	939	1,311
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	430	506
American Tower Corp.
4.500% due 01/15/2018	670	738
Amgen, Inc.
3.450% due 10/01/2020	920	986
6.150% due 06/01/2018	200	244
Anadarko Petroleum Corp.
6.375% due 09/15/2017	700	837
Anglo American Capital PLC
2.625% due 09/27/2017	500	509

Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	500	598
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	925	1,218
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	700	778
BG Energy Capital PLC
5.125% due 10/15/2041	740	835
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	500	634
Boeing Co.
3.500% due 02/15/2015	400	422
Boston Scientific Corp.
4.500% due 01/15/2015	770	817
Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	400	428
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	1,140	1,304
Caterpillar, Inc.
3.803% due 08/15/2042	903	861
Cenovus Energy, Inc.
6.750% due 11/15/2039	760	988
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	480	547
Cisco Systems, Inc.
4.450% due 01/15/2020	270	312
CNOOC Finance Ltd.
3.875% due 05/02/2022	1,000	1,056
Coca-Cola Co.
1.650% due 03/14/2018	250	256
Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	830	853
Comcast Corp.
5.700% due 07/01/2019	400	489
6.950% due 08/15/2037	750	1,002
ConocoPhillips
5.750% due 02/01/2019	1,220	1,495
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	750	785
Corning, Inc.
5.750% due 08/15/2040	285	336
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	500	490
COX Communications, Inc.
3.250% due 12/15/2022	500	509
CSX Corp.
6.220% due 04/30/2040	700	875
CVS Caremark Corp.
6.125% due 09/15/2039	350	435
Danaher Corp.
1.300% due 06/23/2014	265	268
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	1,250	1,320
Devon Energy Corp.
3.250% due 05/15/2022	750	753
DIRECTV Holdings LLC
3.125% due 02/15/2016	800	840
Discovery Communications LLC
5.050% due 06/01/2020	250	289
Dow Chemical Co.
5.250% due 11/15/2041	1,000	1,075
Eli Lilly & Co.
5.950% due 11/15/2037	430	556
Encana Corp.
5.150% due 11/15/2041	630	639
Ensco PLC
4.700% due 03/15/2021	440	492
Enterprise Products Operating LLC
5.200% due 09/01/2020	750	882
General Electric Co.
5.250% due 12/06/2017	1,280	1,502
Gilead Sciences, Inc.
4.400% due 12/01/2021	750	846
Hewlett-Packard Co.
2.125% due 09/13/2015	1,110	1,126
Home Depot, Inc.
5.400% due 03/01/2016	1,280	1,450
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	500	705
International Business Machines Corp.
1.000% due 08/05/2013	510	511
4.000% due 06/20/2042	567	572
5.600% due 11/30/2039	29	36

International Paper Co.
7.500% due 08/15/2021	1,030	1,351
Johnson & Johnson
5.550% due 08/15/2017	500	599
KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020	1,000	1,195
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	610	715
Kraft Foods Group, Inc.
6.125% due 08/23/2018	500	609
Kroger Co.
6.150% due 01/15/2020	1,100	1,341
L-3 Communications Corp.
4.750% due 07/15/2020	730	809
Lockheed Martin Corp.
4.250% due 11/15/2019	1,160	1,308
Marriott International, Inc.
6.200% due 06/15/2016	100	115
Medtronic, Inc.
4.450% due 03/15/2020	250	288
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	735	878
Microsoft Corp.
1.625% due 09/25/2015	1,170	1,203
Mondelez International, Inc.
4.125% due 02/09/2016	100	109
5.375% due 02/10/2020	200	238
6.500% due 02/09/2040	850	1,110
Mylan, Inc.
3.125% due 01/15/2023	1,000	988
News America, Inc.
6.400% due 12/15/2035	1,000	1,214
Noble Holding International Ltd.
4.625% due 03/01/2021	860	934
4.900% due 08/01/2020	100	111
Norfolk Southern Corp.
3.250% due 12/01/2021	100	105
Novartis Capital Corp.
2.900% due 04/24/2015	160	168
Oracle Corp.
3.750% due 07/08/2014	940	979
Pemex Project Funding Master Trust
5.750% due 03/01/2018	495	571
PepsiCo, Inc.
1.250% due 08/13/2017	250	251
3.100% due 01/15/2015	300	314
5.500% due 01/15/2040	400	489
Petrobras International Finance Co.
5.750% due 01/20/2020	500	554
6.875% due 01/20/2040	620	716
Pfizer, Inc.
6.200% due 03/15/2019	1,100	1,383
Philip Morris International, Inc.
5.650% due 05/16/2018	300	361
Procter & Gamble Co.
3.500% due 02/15/2015	1,390	1,466
Republic Services, Inc.
5.250% due 11/15/2021	320	375
Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	275	290
6.500% due 07/15/2018	950	1,168
Roche Holdings, Inc.
6.000% due 03/01/2019	890	1,109
Rogers Communications, Inc.
6.800% due 08/15/2018	680	857
SABMiller Holdings, Inc.
1.850% due 01/15/2015	500	508
Southern Copper Corp.
6.750% due 04/16/2040	700	797
Statoil ASA
3.125% due 08/17/2017	300	326
Target Corp.
3.875% due 07/15/2020	250	281
Teck Resources Ltd.
4.750% due 01/15/2022	1,000	1,065
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	300	301
3.729% due 04/27/2015	200	208
5.462% due 02/16/2021	500	540
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021	750	778
Time Warner Cable, Inc.
5.000% due 02/01/2020	400	456
5.875% due 11/15/2040	500	536
8.750% due 02/14/2019	250	331

Time Warner, Inc.
3.150% due 07/15/2015	1,190	1,254
4.750% due 03/29/2021	500	567
Total Capital S.A.
3.000% due 06/24/2015	680	716
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	840	923
Transocean, Inc.
4.950% due 11/15/2015	300	325
6.500% due 11/15/2020	580	672
Union Pacific Corp.
4.750% due 09/15/2041	875	959
United Parcel Service, Inc.
3.875% due 04/01/2014	500	517
United Technologies Corp.
3.100% due 06/01/2022	500	525
UnitedHealth Group, Inc.
6.875% due 02/15/2038	850	1,150
Vale Overseas Ltd.
4.375% due 01/11/2022	250	258
6.875% due 11/21/2036	640	731
Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	104
5.375% due 04/05/2017	380	448
5.625% due 04/15/2041	100	126
6.200% due 04/15/2038	900	1,193
Walgreen Co.
1.800% due 09/15/2017	500	507
Walt Disney Co.
0.875% due 12/01/2014	500	504
Weatherford International Ltd.
5.125% due 09/15/2020	630	681
WellPoint, Inc.
3.125% due 05/15/2022	500	505
3.300% due 01/15/2023	500	508
Whirlpool Corp.
5.150% due 03/01/2043	1,000	1,016
WPP Finance UK
8.000% due 09/15/2014	210	231
Xstrata Finance Canada Ltd.
4.000% due 10/25/2022	500	505

		87,038

UTILITIES 13.3%
AT&T, Inc.
2.500% due 08/15/2015	110	114
6.300% due 01/15/2038	1,500	1,808
BP Capital Markets PLC
3.245% due 05/06/2022	1,000	1,036
4.500% due 10/01/2020	300	344
5.250% due 11/07/2013	350	360
Commonwealth Edison Co.
4.000% due 08/01/2020	770	868
Consumers Energy Co.
2.850% due 05/15/2022	500	518
Dominion Resources, Inc.
4.450% due 03/15/2021	1,235	1,413
Duke Energy Corp.
2.150% due 11/15/2016	1,160	1,200
E.ON International Finance BV
5.800% due 04/30/2018	620	743
Electricite de France S.A.
4.600% due 01/27/2020	500	558
Enel Finance International NV
6.250% due 09/15/2017	340	380
Entergy Corp.
5.125% due 09/15/2020	300	330
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	117
FirstEnergy Corp.
7.375% due 11/15/2031	710	835
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,680	1,796
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	365	456
Pacific Gas & Electric Co.
3.500% due 10/01/2020	330	360
5.800% due 03/01/2037	780	956
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	80
Petroleos Mexicanos
4.875% due 01/24/2022	1,000	1,110

Plains All American Pipeline LP
5.150% due 06/01/2042	500	548
Progress Energy, Inc.
4.400% due 01/15/2021	605	678
Sempra Energy
2.300% due 04/01/2017	500	520
Shell International Finance BV
3.100% due 06/28/2015	370	391
4.375% due 03/25/2020	230	267
Southern California Edison Co.
3.875% due 06/01/2021	500	563
Southern Power Co.
5.150% due 09/15/2041	365	410
Southwestern Public Service Co.
6.000% due 10/01/2036	1,000	1,234
Telecom Italia Capital S.A.
6.000% due 09/30/2034	500	467
TNK-BP Finance S.A.
7.500% due 07/18/2016	750	863
Verizon Communications, Inc.
3.850% due 11/01/2042	1,000	870
8.750% due 11/01/2018	41	55
Vodafone Group PLC
4.375% due 03/16/2021	210	237

		22,485

Total Corporate Bonds & Notes (Cost $156,783)		165,013

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Notes
0.250% due 03/31/2014	100	100
0.500% due 11/15/2013	500	501
1.000% due 01/15/2014	900	906
1.250% due 03/15/2014	300	303
1.500% due 12/31/2013	100	101
1.875% due 02/28/2014	100	102

Total U.S. Treasury Obligations (Cost $2,013)		2,013

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 04/01/2013	458	458

(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 1.750% due 03/31/2014 valued at $471. Repurchase proceeds are $458.)
U.S. TREASURY BILLS 0.1%
0.068% due 04/18/2013	100	100

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.109% due 04/15/2013 (a)(c)	158	158

Total Short-Term Instruments (Cost $716)		716

Total Investments 99.2% (Cost $159,512)		$167,742
Other Assets and Liabilities (Net) 0.8%		1,273

Net Assets 100.0%		$169,015

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $158 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)
CDX.IG-19 10-Year Index	1.000%	12/20/2022	$5,000	$(122)	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$55,490	$0	$55,490
Industrials	0	86,253	785	87,038
Utilities	0	22,485	0	22,485
U.S. Treasury Obligations	0	2,013	0	2,013
Short-Term Instruments
Repurchase Agreements	0	458	0	458
U.S. Treasury Bills	0	100	0	100
U.S. Treasury Cash Management Bills	0	158	0	158
	$0	$166,957	$785	$167,742

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(4)	$0	$(4)

Totals	$0	$166,953	$785	$167,738

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,498	$(792)	$0	$43	$36	$0	$0	$785	$36

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$785	Third Party Vendor	Broker Quote	104.63

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Australia Bond Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 61.7%
CORPORATE BONDS & NOTES 14.9%
Australia & New Zealand Banking Group Ltd.
6.750% due 05/09/2016	AUD	500	$565
Commonwealth Bank of Australia
5.750% due 01/25/2017		500	557
6.500% due 07/21/2015		500	554
National Australia Bank Ltd.
7.250% due 03/07/2018		1,000	1,179
Suncorp-Metway Ltd.
4.000% due 11/09/2018		500	517
Telstra Corp. Ltd.
6.250% due 04/15/2015		1,700	1,861
Wesfarmers Ltd.
4.750% due 03/12/2020		500	519
Westpac Banking Corp.
5.750% due 02/06/2017		500	557
6.500% due 11/09/2015		500	557
Woolworths Ltd.
6.000% due 03/21/2019		500	565

			7,431

SOVEREIGN ISSUES 46.8%
Australia Government Bond
4.250% due 07/21/2017		1,500	1,643
5.250% due 03/15/2019		600	697
5.500% due 01/21/2018		500	578
5.500% due 04/21/2023		2,100	2,571
New South Wales Treasury Corp.
4.000% due 02/20/2017		500	531
5.500% due 08/01/2013		530	556
6.000% due 04/01/2016		1,090	1,222
6.000% due 02/01/2018		2,500	2,873
6.000% due 03/01/2022		500	591
Northern Territory Treasury Corp.
6.250% due 10/20/2015		500	559
Queensland Treasury Corp.
4.250% due 07/21/2023		1,800	1,822
5.500% due 06/21/2021		1,300	1,461
6.000% due 02/21/2018		500	571
6.250% due 02/21/2020		500	584
South Australian Government Financing Authority
5.750% due 09/20/2017		1,000	1,129
Tasmanian Public Finance
5.500% due 06/23/2014		300	321
Treasury Corp. of Victoria
5.500% due 11/15/2018		1,400	1,589
5.500% due 12/17/2024		1,800	2,064
Western Australia Treasury Corp.
5.500% due 04/23/2014		900	961
7.000% due 10/15/2019		800	983

			23,306

Total Australia (Cost $29,995)			30,737

CANADA 2.2%
SOVEREIGN ISSUES 2.2%
Export Development Canada
3.250% due 08/08/2017		500	515
Province of Ontario
6.250% due 09/29/2020		500	579

Total Canada (Cost $1,094)			1,094

GERMANY 7.9%
CORPORATE BONDS & NOTES 7.9%
KFW
3.750% due 08/10/2017		500	522
5.500% due 02/09/2022		500	560
6.000% due 01/19/2016		1,000	1,113
6.000% due 08/20/2020		500	579
Landwirtschaftliche Rentenbank
6.500% due 04/12/2017		1,000	1,148

Total Germany (Cost $3,876)			3,922

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
Rabobank Group
6.500% due 04/20/2015	500	548

Total Netherlands (Cost $538)		548

NORWAY 3.1%
SOVEREIGN ISSUES 3.1%
Kommunalbanken A/S
6.500% due 04/12/2021	1,300	1,542

Total Norway (Cost $1,550)		1,542

SUPRANATIONAL 16.2%
CORPORATE BONDS & NOTES 16.2%
African Development Bank
5.750% due 01/25/2016	1,000	1,107
Asian Development Bank
5.250% due 05/13/2014	500	533
6.000% due 02/22/2018	500	575
Council of Europe Development Bank
5.750% due 09/16/2014	250	268
6.000% due 10/08/2020	500	563
European Investment Bank
6.250% due 04/15/2015	1,100	1,210
6.250% due 06/08/2021	500	579
Inter-American Development Bank
5.375% due 05/27/2014	1,000	1,068
International Finance Corp.
5.750% due 06/24/2014	500	537
Nordic Investment Bank
6.000% due 08/20/2014	1,500	1,621

Total Supranational (Cost $7,867)		8,061

SWEDEN 1.0%
CORPORATE BONDS & NOTES 1.0%
Stadshypotek AB
4.250% due 10/10/2017	500	520

Total Sweden (Cost $521)		520

UNITED KINGDOM 1.6%
CORPORATE BONDS & NOTES 1.6%
HSBC Bank PLC
6.750% due 03/12/2015	700	770

Total United Kingdom (Cost $725)		770

Total Investments 94.8% (Cost $46,166)		$47,194
Other Assets and Liabilities (Net) 5.2%		2,599

Net Assets 100.0%		$49,793

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$7,431	$0	$7,431
Sovereign Issues	0	23,306	0	23,306
Canada
Sovereign Issues	0	1,094	0	1,094
Germany
Corporate Bonds & Notes	0	3,922	0	3,922
Netherlands
Corporate Bonds & Notes	0	548	0	548
Norway
Sovereign Issues	0	1,542	0	1,542
Supranational
Corporate Bonds & Notes	0	8,061	0	8,061
Sweden
Corporate Bonds & Notes	0	520	0	520
United Kingdom
Corporate Bonds & Notes	0	770	0	770

	$0	$47,194	$0	$47,194

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Canada Bond Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CANADA 98.4%
SOVEREIGN ISSUES 98.4%
Alberta Capital Finance Authority
4.650% due 06/15/2017	CAD	705	$779
Canada Government Bond
2.000% due 12/01/2014		300	300
2.000% due 06/01/2016		1,110	1,122
2.000% due 12/01/2041 (a)		414	572
2.500% due 09/01/2013		1,840	1,822
4.000% due 06/01/2041		830	1,064
5.750% due 06/01/2033		230	346
Canada Housing Trust
1.850% due 12/15/2016		440	440
2.750% due 06/15/2016		1,750	1,800
Canada Post Corp.
4.080% due 07/16/2025		380	436
City of Montreal Canada
5.450% due 12/01/2019		1,235	1,424
City of Toronto Canada
4.500% due 12/02/2019		1,280	1,416
Hydro-Quebec
5.000% due 02/15/2045		1,290	1,597
Municipal Finance Authority of British Columbia
3.100% due 06/01/2014		1,550	1,559
Province of Alberta
2.750% due 12/01/2014		125	126
4.000% due 12/01/2019		650	716
Province of British Columbia
4.100% due 12/18/2019		980	1,085
4.300% due 06/18/2042		450	510
Province of Manitoba
4.400% due 09/05/2025		1,325	1,488
Province of New Brunswick
4.500% due 06/02/2020		1,335	1,500
Province of Newfoundland
4.650% due 10/17/2040		1,065	1,254
Province of Nova Scotia
4.100% due 06/01/2021		920	1,014
4.400% due 06/01/2042		540	611
Province of Ontario
3.150% due 06/02/2022		720	737
4.000% due 06/02/2021		820	897
4.650% due 06/02/2041		920	1,085
5.850% due 03/08/2033		1,945	2,568
Province of Quebec
3.500% due 12/01/2022		1,550	1,617
5.000% due 12/01/2041		270	329
6.250% due 06/01/2032		250	339
Province of Saskatchewan
5.800% due 09/05/2033		1,055	1,424
Regional Municipality of Peel Ontario
5.100% due 06/29/2040		540	637
Regional Municipality of York
4.000% due 06/30/2021		740	794

Total Canada (Cost $33,540)			33,408

Total Investments 98.4% (Cost $33,540)			$33,408
Other Assets and Liabilities (Net) 1.6%			539

Net Assets 100.0%			$33,947

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Canada
Sovereign Issues	$0	$33,408	$0	$33,408

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Germany Bond Index Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
GERMANY 77.5%
CORPORATE BONDS & NOTES 39.4%
Bayerische Landesbank
3.375% due 09/04/2017	EUR	80	$114
Deutsche Bank AG
5.125% due 08/31/2017		50	75
Deutsche Pfandbriefbank AG
3.750% due 05/31/2013		60	77
Deutsche Postbank AG
3.750% due 02/12/2014		20	26
Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013		20	26
Eurogrid GmbH
3.875% due 10/22/2020		50	73
Evonik Industries AG
7.000% due 10/14/2014		20	28
HSH Nordbank AG
4.375% due 02/18/2014		40	53
Hypothekenbank Frankfurt AG
3.750% due 03/24/2014		50	66
4.500% due 08/28/2013		60	78
K+S AG
5.000% due 09/24/2014		10	14
KFW
2.500% due 01/17/2022		140	195
3.625% due 01/20/2020		30	45
LBBW
3.750% due 02/12/2014		20	26
Merck Financial Services GmbH
3.375% due 03/24/2015		30	41
Metro AG
7.625% due 03/05/2015		10	14
Norddeutsche Landesbank
3.250% due 01/18/2021		40	58
UniCredit Bank AG
2.625% due 05/31/2017		60	83
Voith GmbH
5.375% due 06/21/2017		20	30
Volkswagen Financial Services AG
6.875% due 01/15/2014		40	54

			1,176

SOVEREIGN ISSUES 38.1%
Gemeinsame Deutsche Bundeslaender
1.875% due 10/01/2015		40	53
Republic of Germany
1.750% due 07/04/2022		200	269
2.250% due 09/04/2021		30	42
3.500% due 10/07/2019		30	44
3.750% due 10/17/2013		10	13
3.750% due 01/04/2019		20	31
5.625% due 01/04/2028		20	38
State of Berlin
3.750% due 03/23/2015		70	96
State of Brandenburg
3.625% due 01/26/2015		30	41
State of Hesse
2.250% due 01/29/2014		10	13
4.000% due 01/05/2015		70	96
State of North Rhine-Westphalia
2.875% due 05/20/2016		130	179
3.500% due 07/07/2021		60	88
4.500% due 02/15/2018		70	105
State of Saxony-Anhalt
4.000% due 09/26/2016		20	29

			1,137

Total Germany (Cost $2,314)			2,313

IRELAND 2.5%
CORPORATE BONDS & NOTES 2.5%
German Postal Pensions Securitisation PLC
3.750% due 01/18/2021		50	75

Total Ireland (Cost $76)			75

NETHERLANDS 16.6%
CORPORATE BONDS & NOTES 16.6%
Bayer Capital Corp. BV
4.625% due 09/26/2014	20	27
BMW Finance NV
8.875% due 09/19/2013	50	67
Deutsche Bahn Finance BV
4.875% due 03/12/2019	50	77
Deutsche Telekom International Finance BV
7.500% due 01/24/2033	40	79
E.ON International Finance BV
4.875% due 01/28/2014	20	27
6.375% due 05/29/2017	20	31
Enbw International Finance BV
4.125% due 07/07/2015	30	41
Lanxess Finance BV
7.750% due 04/09/2014	20	27
Metro Finance BV
4.250% due 02/22/2017	20	28
RWE Finance BV
5.125% due 07/23/2018	20	31
Siemens Financieringsmaatschappij NV
5.625% due 06/11/2018	10	16
Volkswagen International Finance NV
7.000% due 02/09/2016	10	15
Wuerth Finance International BV
3.750% due 05/25/2018	20	29

Total Netherlands (Cost $493)		495

Total Investments 96.6% (Cost $2,883)		$2,883
Other Assets and Liabilities (Net) 3.4%		102

Net Assets 100.0%		$2,985

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Germany
Corporate Bonds & Notes	$0	$1,176	$0	$1,176
Sovereign Issues	0	1,137	0	1,137
Ireland
Corporate Bonds & Notes	0	75	0	75
Netherlands
Corporate Bonds & Notes	0	495	0	495

	$0	$2,883	$0	$2,883

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Build America Bond Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 96.5%
CALIFORNIA 38.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$350	$446
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	1,500	2,155
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,600	2,004
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	1,000	1,370
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,300
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	740	955
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	250	300
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
6.156% due 05/15/2036	1,000	1,214
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	900
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	1,500	1,970
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	500	598
6.548% due 05/15/2048	500	661

		13,873

DISTRICT OF COLUMBIA 0.9%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	256	325

GEORGIA 5.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	1,740	2,034

ILLINOIS 5.6%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,000	1,228
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	655	831

		2,059

KENTUCKY 3.7%
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Bonds, (BABs), Series 2010
6.250% due 05/15/2043	1,000	1,349

MINNESOTA 1.4%
Southern Minnesota Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.926% due 01/01/2043	450	520

NEBRASKA 1.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	300	358

NEW JERSEY 9.9%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,612	2,277
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2010
6.561% due 12/15/2040	1,000	1,328

		3,605

NEW YORK 13.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	500	636
6.668% due 11/15/2039	1,200	1,562
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	1,400	1,734

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	1,000	1,000

		4,932

OHIO 10.7%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	1,550	1,853
8.084% due 02/15/2050	1,390	2,069

		3,922

PENNSYLVANIA 3.3%
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	1,000	1,198

TEXAS 1.0%
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	290	370

WASHINGTON 1.9%
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	500	685

Total Municipal Bonds & Notes (Cost $33,128)		35,230

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
0.250% due 01/31/2014	100	100

Total U.S. Treasury Obligations (Cost $100)		100

Total Investments 96.8% (Cost $33,228)		$35,330
Other Assets and Liabilities (Net) 3.2%		1,177

Net Assets 100.0%		$36,507

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
California	$0	$13,873	$0	$13,873
District of Columbia	0	325	0	325
Georgia	0	2,034	0	2,034
Illinois	0	2,059	0	2,059
Kentucky	0	1,349	0	1,349
Minnesota	0	520	0	520
Nebraska	0	358	0	358
New Jersey	0	3,605	0	3,605
New York	0	4,932	0	4,932
Ohio	0	3,922	0	3,922
Pennsylvania	0	1,198	0	1,198
Texas	0	370	0	370
Washington	0	685	0	685
U.S. Treasury Obligations	0	100	0	100

	$0	$35,330	$0	$35,330

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 62.5%
BANKING & FINANCE 36.0%
Achmea Hypotheekbank NV
0.648% due 11/03/2014	$500	$500
3.200% due 11/03/2014	662	690
American Express Centurion Bank
0.743% due 11/13/2015	15,000	15,049
American Express Co.
7.250% due 05/20/2014	6,200	6,658
American Express Credit Corp.
5.125% due 08/25/2014	3,200	3,401
American Honda Finance Corp.
0.743% due 05/08/2014	4,000	4,019
1.000% due 08/11/2015	3,500	3,515
1.450% due 02/27/2015	13,775	13,969
American International Group, Inc.
3.650% due 01/15/2014	11,500	11,774
3.750% due 11/30/2013	750	765
4.250% due 05/15/2013	15,332	15,400
4.250% due 09/15/2014	10,925	11,452
Arbejdernes Landsbank
0.855% due 07/09/2013	2,500	2,502
Bank of America Corp.
7.375% due 05/15/2014	39,190	41,952
Bank of Montreal
1.300% due 10/31/2014	14,500	14,706
Bank of New York Mellon Corp.
0.513% due 03/04/2016	5,300	5,302
Bank of Nova Scotia
1.250% due 11/07/2014	11,300	11,454
1.750% due 03/22/2017	5,300	5,477
1.850% due 01/12/2015	2,470	2,526
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.738% due 02/26/2016	4,000	4,001
Banque PSA Finance S.A.
2.205% due 04/04/2014	4,750	4,710
3.375% due 04/04/2014	500	503
Caisse Centrale Desjardins du Quebec
1.600% due 03/06/2017	1,400	1,438
2.550% due 03/24/2016	10,000	10,562
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014	15,000	15,278
Citigroup, Inc.
0.406% due 03/07/2014	5,075	5,063
4.587% due 12/15/2015	1,375	1,491
6.000% due 12/13/2013	2,645	2,741
6.500% due 08/19/2013	9,160	9,367
Dexia Credit Local S.A.
0.781% due 04/29/2014	1,750	1,739
2.750% due 04/29/2014	5,000	5,120
Dexus Property Group
7.125% due 10/15/2014	602	649
DNB Boligkreditt A/S
1.450% due 03/21/2019	3,500	3,524
2.100% due 10/14/2016	6,000	6,214
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	9,320	9,806
Erste Abwicklungsanstalt
1.030% due 03/13/2015	30,000	30,324
Export-Import Bank of Korea
1.250% due 11/20/2015	5,000	5,016
2.082% due 03/21/2015	7,000	6,996
FMS Wertmanagement AoeR
0.554% due 06/30/2015	600	602
Ford Motor Credit Co. LLC
1.384% due 08/28/2014	15,725	15,726
2.500% due 01/15/2016	400	408
7.000% due 04/15/2015	3,500	3,871
8.000% due 06/01/2014	395	425
8.700% due 10/01/2014	5,100	5,659
General Electric Capital Corp.
0.540% due 09/15/2014	3,715	3,718
0.580% due 06/20/2014	2,200	2,203
0.881% due 12/11/2015	11,500	11,603
0.905% due 01/08/2016	7,000	7,039
1.042% due 08/11/2015	2,000	2,014
2.150% due 01/09/2015	4,090	4,196
4.750% due 09/15/2014	10,000	10,586

5.500% due 06/04/2014	1,000	1,059
5.650% due 06/09/2014	14,000	14,842
5.900% due 05/13/2014	1,215	1,288
Goldman Sachs Group, Inc.
0.805% due 01/12/2015	3,500	3,486
0.884% due 09/29/2014	1,225	1,225
1.289% due 11/21/2014	8,000	8,042
1.296% due 02/07/2014	7,300	7,337
5.150% due 01/15/2014	5,542	5,737
5.500% due 11/15/2014	250	268
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	4,000	4,016
HSBC Finance Corp.
0.554% due 01/15/2014	5,725	5,720
0.717% due 06/01/2016	4,000	3,944
4.750% due 07/15/2013	2,200	2,227
5.250% due 01/15/2014	21,381	22,142
5.500% due 01/19/2016	700	780
HSBC USA, Inc.
2.375% due 02/13/2015	13,000	13,382
HSH Nordbank AG
0.442% due 12/31/2015	12,000	11,881
ING Bank NV
1.623% due 10/18/2013	7,950	7,998
1.681% due 06/09/2014	3,000	3,036
International Lease Finance Corp.
5.625% due 09/20/2013	3,500	3,570
5.875% due 05/01/2013	4,400	4,424
6.500% due 09/01/2014	3,450	3,692
6.625% due 11/15/2013	350	361
8.625% due 09/15/2015	2,000	2,283
Intesa Sanpaolo SpA
3.125% due 01/15/2016	4,750	4,647
John Deere Capital Corp.
0.450% due 06/16/2014	600	601
0.700% due 09/04/2015	3,400	3,406
JPMorgan Chase & Co.
0.908% due 02/26/2016	14,600	14,619
0.964% due 10/15/2015	15,000	15,089
1.875% due 03/20/2015	10,000	10,195
3.400% due 06/24/2015	6,000	6,320
4.650% due 06/01/2014	8,500	8,885
Korea Development Bank
8.000% due 01/23/2014	3,900	4,126
Lloyds TSB Bank PLC
2.652% due 01/24/2014	1,000	1,016
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015	1,050	1,117
Metropolitan Life Global Funding
5.125% due 06/10/2014	3,902	4,114
Monumental Global Funding
0.471% due 10/25/2013	6,325	6,328
Morgan Stanley
0.605% due 01/09/2014	15,255	15,223
1.902% due 01/24/2014	9,670	9,752
2.875% due 07/28/2014	650	665
4.100% due 01/26/2015	700	731
6.000% due 05/13/2014	15,089	15,908
National Rural Utilities Cooperative Finance Corp.
0.381% due 02/18/2014	20,000	20,005
Nederlandse Waterschapsbank NV
0.568% due 05/23/2015	5,000	5,002
0.687% due 05/27/2014	5,000	5,019
1.375% due 05/16/2014	20,000	20,229
2.000% due 09/09/2015	5,000	5,168
NIBC Bank NV
0.667% due 12/02/2014	5,290	5,269
2.800% due 12/02/2014	38,134	39,642
Norddeutsche Landesbank
0.875% due 10/16/2015	13,000	13,046
Nordea Bank AB
3.700% due 11/13/2014	1,000	1,048
Nordea Eiendomskreditt A/S
0.725% due 04/07/2015	7,710	7,740
2.125% due 09/22/2017	4,000	4,161
PACCAR Financial Corp.
0.563% due 02/08/2016	5,500	5,509
PNC Funding Corp.
0.501% due 01/31/2014	2,500	2,503
Principal Life Global Funding
0.930% due 07/09/2014	2,000	2,013
Prudential Covered Trust
2.997% due 09/30/2015	11,400	11,894
Rabobank Group
0.760% due 03/18/2016	12,300	12,329

Royal Bank of Canada
0.625% due 12/05/2016	5,000	5,000
1.200% due 09/19/2017	10,000	10,048
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	2,000	2,057
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014	4,200	4,548
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013	2,100	2,114
SLM Corp.
0.601% due 01/27/2014	700	694
3.875% due 09/10/2015	700	729
5.000% due 10/01/2013	17,660	18,013
5.375% due 05/15/2014	500	523
6.250% due 01/25/2016	2,000	2,195
SSIF Nevada LP
1.005% due 04/14/2014	10,000	10,062
Stadshypotek AB
1.875% due 10/02/2019	2,000	2,010
Standard Chartered PLC
1.242% due 05/12/2014	850	858
3.200% due 05/12/2016	14,091	14,910
3.850% due 04/27/2015	1,750	1,851
5.500% due 11/18/2014	9,120	9,787
Sun Life Financial Global Funding LP
0.574% due 10/06/2013	26,950	26,937
Svensk Exportkredit AB
0.602% due 01/23/2017	2,000	2,007
0.667% due 11/09/2017	12,575	12,604
0.776% due 08/06/2015	3,000	3,007
0.931% due 03/09/2015	20,700	20,913
1.125% due 04/05/2018 (a)	11,000	10,965
1.750% due 10/20/2015	6,000	6,172
Svenska Handelsbanken AB
0.732% due 03/21/2016	17,400	17,410
Swedbank Hypotek AB
2.950% due 03/28/2016	16,200	17,226
Toyota Motor Credit Corp.
0.430% due 03/10/2015	8,000	8,012
Union Bank N.A.
2.125% due 12/16/2013	2,700	2,728
WEA Finance LLC
5.750% due 09/02/2015	1,000	1,111
7.500% due 06/02/2014	1,800	1,935
Westpac Banking Corp.
1.103% due 07/17/2015	1,200	1,214

		997,402

INDUSTRIALS 22.8%
AbbVie, Inc.
1.056% due 11/06/2015	13,400	13,602
1.200% due 11/06/2015	8,650	8,723
Altria Group, Inc.
7.750% due 02/06/2014	4,000	4,237
8.500% due 11/10/2013	12,624	13,229
America Movil S.A.B. de C.V.
3.625% due 03/30/2015	4,100	4,319
5.500% due 03/01/2014	800	834
Amgen, Inc.
1.875% due 11/15/2014	15,000	15,302
4.850% due 11/18/2014	3,200	3,416
Anadarko Petroleum Corp.
5.750% due 06/15/2014	1,500	1,583
7.625% due 03/15/2014	15,500	16,490
Anglo American Capital PLC
2.150% due 09/27/2013	13,810	13,888
9.375% due 04/08/2014	12,239	13,217
Anheuser-Busch InBev Worldwide, Inc.
1.500% due 07/14/2014	500	506
4.125% due 01/15/2015	175	186
5.375% due 11/15/2014	7,600	8,169
BAT International Finance PLC
1.400% due 06/05/2015	5,000	5,062
8.125% due 11/15/2013	3,675	3,840
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	1,330	1,398
Boston Scientific Corp.
4.500% due 01/15/2015	5,300	5,625
5.450% due 06/15/2014	10,213	10,750
Cameron International Corp.
1.217% due 06/02/2014	1,953	1,965
Campbell Soup Co.
0.599% due 08/01/2014	16,300	16,349
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	11,100	11,312

Covidien International Finance S.A.
1.350% due 05/29/2015	5,500	5,582
1.875% due 06/15/2013	4,890	4,904
2.800% due 06/15/2015	3,000	3,139
COX Communications, Inc.
5.450% due 12/15/2014	1,465	1,583
5.500% due 10/01/2015	792	883
CRH America, Inc.
5.300% due 10/15/2013	4,280	4,379
CSN Islands Corp.
9.750% due 12/16/2013	2,900	3,054
CSX Corp.
5.300% due 02/15/2014	400	416
5.500% due 08/01/2013	7,268	7,386
Daimler Finance North America LLC
1.085% due 04/10/2014	6,015	6,039
Dell, Inc.
0.884% due 04/01/2014	525	523
1.400% due 09/10/2013	5,150	5,153
2.100% due 04/01/2014	300	302
4.700% due 04/15/2013	5,900	5,907
Diageo Capital PLC
7.375% due 01/15/2014	2,588	2,724
Diageo Finance BV
5.500% due 04/01/2013	2,812	2,812
Dow Chemical Co.
5.900% due 02/15/2015	2,000	2,187
6.850% due 08/15/2013	3,060	3,127
Eaton Corp.
0.610% due 06/16/2014	13,200	13,209
0.950% due 11/02/2015	1,300	1,307
Ecolab, Inc.
1.000% due 08/09/2015	2,500	2,508
3.000% due 12/08/2016	2,000	2,128
Eli Lilly & Co.
4.200% due 03/06/2014	9,398	9,733
Encana Corp.
4.750% due 10/15/2013	6,855	6,997
Energy Transfer Partners LP
6.000% due 07/01/2013	11,000	11,127
8.500% due 04/15/2014	1,489	1,603
Ensco PLC
3.250% due 03/15/2016	4,000	4,264
Enterprise Products Operating LLC
5.000% due 03/01/2015	2,400	2,587
5.600% due 10/15/2014	1,500	1,609
5.650% due 04/01/2013	1,000	1,000
5.900% due 04/15/2013	5,380	5,389
9.750% due 01/31/2014	4,500	4,836
EOG Resources, Inc.
1.048% due 02/03/2014	1,020	1,027
6.125% due 10/01/2013	160	164
ERAC USA Finance LLC
2.250% due 01/10/2014	4,331	4,383
2.750% due 07/01/2013	845	850
Foster’s Finance Corp.
4.875% due 10/01/2014	1,200	1,274
General Mills, Inc.
0.601% due 01/29/2016	3,000	3,005
Gilead Sciences, Inc.
2.400% due 12/01/2014	2,550	2,621
Glencore Funding LLC
6.000% due 04/15/2014	2,742	2,873
H.J. Heinz Co.
5.350% due 07/15/2013	5,000	5,062
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	1,500	1,621
Hewlett-Packard Co.
0.568% due 05/24/2013	9,703	9,703
6.125% due 03/01/2014	4,200	4,397
HP Enterprise Services LLC
6.000% due 08/01/2013	4,050	4,120
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	2,000	2,086
ICI Wilmington, Inc.
5.625% due 12/01/2013	2,000	2,065
International Business Machines Corp.
0.550% due 02/06/2015	1,150	1,152
Johnson Controls, Inc.
0.708% due 02/04/2014	9,850	9,880
4.875% due 09/15/2013	500	510
Kellogg Co.
0.522% due 02/13/2015	1,200	1,202
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	1,775	1,830

Kroger Co.
5.000% due 04/15/2013	2,400	2,404
Mondelez International, Inc.
2.625% due 05/08/2013	6,225	6,237
5.250% due 10/01/2013	2,500	2,558
6.750% due 02/19/2014	4,389	4,618
NBCUniversal Enterprise, Inc.
0.817% due 04/15/2016	11,500	11,501
0.965% due 04/15/2018	4,400	4,391
NBCUniversal Media LLC
2.875% due 04/01/2016	2,556	2,695
3.650% due 04/30/2015	1,300	1,378
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	1,500	1,527
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	2,200	2,236
4.500% due 01/30/2015	6,945	7,397
Novartis Capital Corp.
4.125% due 02/10/2014	18,575	19,150
Pearson Dollar Finance PLC
5.500% due 05/06/2013	5,240	5,261
5.700% due 06/01/2014	1,200	1,249
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	4,300	4,369
2.500% due 03/15/2016	1,200	1,230
3.125% due 05/11/2015	5,950	6,160
3.750% due 05/11/2017	1,000	1,073
PepsiCo, Inc.
0.497% due 02/26/2016	6,000	6,008
Philip Morris International, Inc.
2.500% due 05/16/2016	1,090	1,148
Phillips 66
1.950% due 03/05/2015	5,284	5,403
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	4,000	4,216
Rexam PLC
6.750% due 06/01/2013	3,000	3,056
Rogers Communications, Inc.
5.500% due 03/15/2014	13,320	13,929
6.250% due 06/15/2013	4,000	4,045
SABMiller Holdings, Inc.
1.850% due 01/15/2015	13,900	14,130
SABMiller PLC
5.500% due 08/15/2013	2,000	2,036
6.500% due 07/01/2016	725	841
Schlumberger Investment S.A.
0.830% due 09/12/2014	4,000	4,030
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	2,840	2,845
Tesco PLC
2.000% due 12/05/2014	3,000	3,057
Teva Pharmaceutical Finance BV
0.782% due 03/21/2014	16,895	16,961
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	10,899	11,039
2.250% due 08/15/2016	500	518
3.200% due 05/01/2015	2,755	2,880
3.200% due 03/01/2016	1,250	1,326
Time Warner Cable, Inc.
6.200% due 07/01/2013	3,900	3,952
Total Capital Canada Ltd.
0.683% due 01/15/2016	10,500	10,554
Turner Broadcasting System, Inc.
8.375% due 07/01/2013	3,000	3,056
Tyco Electronics Group S.A.
5.950% due 01/15/2014	4,185	4,356
Union Pacific Corp.
5.125% due 02/15/2014	950	986
UnitedHealth Group, Inc.
0.412% due 08/28/2014	9,600	9,600
Vivendi S.A.
2.400% due 04/10/2015	3,000	3,064
Volkswagen International Finance NV
0.889% due 11/20/2014	16,000	16,069
Walgreen Co.
0.780% due 03/13/2014	7,000	7,020
WellPoint, Inc.
1.250% due 09/10/2015	4,000	4,035
Wesfarmers Ltd.
1.874% due 03/20/2018	2,000	2,021
2.983% due 05/18/2016	3,800	4,007
6.998% due 04/10/2013	2,000	2,002
Whirlpool Corp.
8.600% due 05/01/2014	450	486
WM Wrigley Jr. Co.
3.050% due 06/28/2013	6,285	6,314

3.700% due 06/30/2014	3,072	3,156
Woodside Finance Ltd.
5.000% due 11/15/2013	3,000	3,076
8.125% due 03/01/2014	750	798
Xerox Corp.
1.680% due 09/13/2013	1,250	1,255

		630,933

UTILITIES 3.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	3,250	3,385
BP Capital Markets PLC
1.375% due 11/06/2017	1,000	1,003
1.625% due 08/17/2017	1,500	1,512
3.125% due 10/01/2015	2,575	2,720
3.875% due 03/10/2015	7,535	7,993
Dominion Resources, Inc.
1.800% due 03/15/2014	2,805	2,837
1.950% due 08/15/2016	2,445	2,524
Duke Energy Carolinas LLC
1.750% due 12/15/2016	9,000	9,286
Duke Energy Corp.
6.300% due 02/01/2014	7,134	7,465
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,500	1,603
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	800	867
10.500% due 03/25/2014	8,250	8,980
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	2,085	2,111
Northeast Utilities
1.030% due 09/20/2013	7,300	7,324
Plains All American Pipeline LP
5.625% due 12/15/2013	11,266	11,675
5.875% due 08/15/2016	1,000	1,109
Qtel International Finance Ltd.
6.500% due 06/10/2014	1,500	1,598
Qwest Corp.
3.530% due 06/15/2013	4,590	4,606
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	12,300	13,115
Southern California Edison Co.
0.730% due 09/15/2014	4,000	4,023
Telecom Italia Capital S.A.
5.250% due 11/15/2013	5,407	5,521
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	1,800	1,935

		103,192

Total Corporate Bonds & Notes (Cost $1,723,777)		1,731,527

MUNICIPAL BONDS & NOTES 4.5%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.188% due 11/25/2043	1,403	1,410

CALIFORNIA 2.0%
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	6,500	6,809
5.450% due 04/01/2015	7,400	8,112
California State General Obligation Notes, Series 2013
0.850% due 02/01/2015	5,000	5,022
1.050% due 02/01/2016	7,500	7,538
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	4,700	4,710
Orange County, California Revenue Notes, Series 2013
0.730% due 05/01/2014	5,000	5,006
0.760% due 06/30/2014	1,500	1,501
University of California Revenue Bonds, Series 2011
0.784% due 07/01/2041	13,000	13,040
University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	3,500	3,505

		55,243

MASSACHUSETTS 0.2%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.460% due 01/01/2017	5,000	5,014

MICHIGAN 0.2%
Oakland County, Michigan Certificates of Participation Notes, Series 2007
6.000% due 04/01/2016	4,500	4,752

MINNESOTA 0.1%
Northstar Education Finance, Inc., Minnesota Revenue Bonds, Series 2004
0.489% due 04/29/2019	2,600	2,594

NEW JERSEY 0.6%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013	3,500	3,503
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.700% due 02/01/2015	2,950	2,953
New Jersey Economic Development Authority Revenue Notes, Series 2013
0.857% due 03/01/2015	10,000	10,019

		16,475

NEW YORK 1.1%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	3,000	3,212
5.000% due 10/15/2015	900	1,000
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	6,000	6,413
5.125% due 10/01/2015	7,000	7,790
New York City, New York General Obligation Notes, Series 2010
2.230% due 10/01/2014	2,680	2,754
New York City, New York General Obligation Notes, Series 2011
2.680% due 06/01/2017	8,000	8,513
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 10/01/2015	2,000	2,217

		31,899

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2013
0.545% due 06/01/2014	950	951
0.745% due 06/01/2015	1,195	1,197

		2,148

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
0.855% due 06/01/2014	1,495	1,496

Total Municipal Bonds & Notes (Cost $120,644)		121,031

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.454% due 08/27/2036 - 05/25/2037	10,714	10,659
0.554% due 11/25/2036	1,780	1,790
0.603% due 04/18/2028 - 09/18/2031	2,887	2,902
0.604% due 06/25/2026	811	816
0.654% due 05/25/2017 - 06/25/2042	5,733	5,782
0.703% due 05/18/2032	742	749
0.704% due 06/25/2031 - 12/25/2040	1,544	1,558
0.753% due 03/18/2032	514	516
0.754% due 09/25/2041	11,024	11,107
0.784% due 06/25/2041	6,109	6,173
0.884% due 12/25/2037 - 02/25/2041	5,713	5,764
0.900% due 01/01/2021	3,376	3,420
0.904% due 05/25/2037	842	851
0.954% due 02/25/2040	728	735
1.054% due 07/25/2038	1,442	1,459
4.384% due 09/01/2013	246	247
4.606% due 04/01/2014	594	607
6.255% due 09/01/2013	255	260
FDIC Structured Sale Guaranteed Notes
0.704% due 11/29/2037	1,342	1,344
Freddie Mac
0.443% due 05/15/2036	511	511
0.523% due 02/15/2037	3,126	3,141
0.553% due 06/15/2034	2,562	2,563
0.623% due 04/15/2041	2,110	2,126
0.703% due 07/15/2039	930	940
Ginnie Mae
0.503% due 09/20/2033	157	157
0.752% due 04/20/2062	7,835	7,924
0.902% due 02/20/2062	9,845	10,037
1.252% due 02/20/2062	7,758	8,038
6.000% due 12/15/2033	69	80
6.500% due 11/15/2033 - 09/15/2034	60	68

7.000% due 01/15/2024 - 11/15/2032	319	374
7.500% due 07/15/2014 - 06/15/2028	308	336
8.500% due 04/15/2030	1	1
10.000% due 02/15/2016 - 04/15/2025	54	58
10.500% due 09/15/2015 - 07/15/2019	2	2
11.000% due 09/15/2013 - 09/20/2019	9	8
11.500% due 05/15/2013 - 11/15/2019	2	1
12.000% due 09/15/2013 - 04/15/2015	1	0
13.000% due 10/20/2014 - 03/20/2015	3	2
NCUA Guaranteed Notes
0.553% due 12/07/2020	2,482	2,489
0.573% due 11/06/2017	6,688	6,716
0.583% due 03/06/2020	3,832	3,840
0.763% due 12/08/2020	4,074	4,090
1.600% due 10/29/2020	3,040	3,097

Total U.S. Government Agencies (Cost $112,613)		113,338

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Notes
0.125% due 12/31/2014 (c)	91,000	90,858
0.875% due 01/31/2018 (d)	9,600	9,667

Total U.S. Treasury Obligations (Cost $100,371)		100,525

MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Commercial Mortgage Trust
5.727% due 05/10/2045	3,000	3,387
Banc of America Mortgage Trust
2.868% due 03/25/2034	752	764
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.061% due 03/11/2041	7,163	7,211
BCAP LLC Trust
2.638% due 05/26/2036	3,896	3,898
Bear Stearns Adjustable Rate Mortgage Trust
2.706% due 08/25/2033	3,007	2,996
Bear Stearns Commercial Mortgage Securities
4.715% due 02/11/2041	3,106	3,162
4.735% due 09/11/2042	809	822
5.186% due 05/11/2039	1,185	1,198
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	420	426
5.218% due 07/15/2044	2,000	2,191
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	538	539
Commercial Mortgage Pass-Through Certificates
0.303% due 12/15/2020	152	150
2.365% due 02/10/2029	11,100	11,602
5.764% due 09/15/2039	1,000	1,047
DBRR Trust
0.853% due 02/25/2045	4,494	4,495
0.946% due 09/25/2045	13,940	13,977
Fosse Master Issuer PLC
1.703% due 10/18/2054	3,400	3,442
GS Mortgage Securities Corp.
1.103% due 03/06/2020	5,203	5,207
1.260% due 03/06/2020	300	301
1.456% due 03/06/2020	7,000	7,019
5.396% due 08/10/2038	1,000	1,045
JPMorgan Chase Commercial Mortgage Securities Corp.
1.525% due 07/15/2046	316	320
4.654% due 01/12/2037	773	789
4.928% due 09/12/2037	619	622
5.191% due 12/15/2044	3,981	4,122
5.201% due 08/12/2037	3,652	3,752
5.247% due 01/12/2043	224	226
5.255% due 07/12/2037	2,112	2,124
5.506% due 12/12/2044	5,746	6,057
5.697% due 02/12/2049	4,338	4,733
5.807% due 06/15/2049	2,356	2,572
Mellon Residential Funding Corp.
0.903% due 11/15/2031	3,357	3,313
Merrill Lynch Floating Trust
0.740% due 07/09/2021	8,838	8,716
Morgan Stanley Capital Trust
1.085% due 03/15/2045	1,870	1,882
4.989% due 08/13/2042	1,200	1,294
5.419% due 06/15/2038	808	839
5.439% due 02/12/2044	400	413
5.610% due 04/15/2049	176	182
Morgan Stanley Re-REMIC Trust
5.787% due 08/12/2045	3,000	3,465
RBSSP Resecuritization Trust
0.704% due 10/26/2036	922	876
2.609% due 12/26/2036	6,183	6,224
2.784% due 05/26/2037	5,914	5,836

UBS-Citigroup Commercial Mortgage Trust
1.524% due 01/10/2045	4,058	4,117
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020	623	615
5.086% due 07/15/2041	940	969
WFRBS Commercial Mortgage Trust
1.456% due 11/15/2044	1,338	1,357
1.607% due 06/15/2044	3,472	3,524

Total Mortgage-Backed Securities (Cost $143,368)		143,818

ASSET-BACKED SECURITIES 8.6%
ACA CLO Ltd.
0.551% due 07/25/2018	3,822	3,784
AIMCO CLO
0.552% due 10/20/2019	613	604
Ally Auto Receivables Trust
0.740% due 04/15/2016	7,000	7,022
ALM Loan Funding
1.089% due 11/20/2020	2,239	2,234
American Money Management Corp. CLO Ltd.
0.513% due 05/03/2018	843	842
Ares CLO Ltd.
0.918% due 11/25/2020	11,634	11,536
Avenue CLO Fund Ltd.
0.640% due 02/15/2017	798	799
Centurion CDO Ltd.
0.702% due 01/30/2016	1,621	1,618
Citibank Omni Master Trust
2.953% due 08/15/2018	38,900	40,279
4.900% due 11/15/2018	15,400	16,473
5.350% due 08/15/2018	2,500	2,664
Collegiate Funding Services Education Loan Trust
0.384% due 12/28/2021	870	868
Denali Capital CLO Ltd.
0.562% due 04/21/2020	4,622	4,576
Dryden Leveraged Loan CDO
0.542% due 10/20/2020	5,732	5,667
Duane Street CLO Ltd.
0.555% due 01/11/2021	3,485	3,445
Educational Services of America, Inc.
0.934% due 04/25/2039	4,779	4,785
Fore CLO Ltd.
0.547% due 07/20/2019	5,000	4,886
Four Corners CLO
0.571% due 01/26/2020	1,616	1,601
Franklin CLO Ltd.
0.540% due 06/15/2018	5,170	5,070
Fraser Sullivan CLO Ltd.
0.540% due 03/15/2020	894	887
Galaxy CLO Ltd.
0.562% due 10/20/2017	1,413	1,411
GCO Education Loan Funding Trust
0.368% due 11/25/2020	62	62
Goldentree Loan Opportunities Ltd.
0.998% due 10/18/2021	1,200	1,191
Gracechurch Card Funding PLC
0.903% due 02/15/2017	14,400	14,541
Halcyon Structured Asset Management CLO Ltd.
0.479% due 05/21/2018	8,326	8,306
Halcyon Structured Asset Management Long/Short Ltd.
0.495% due 10/12/2018	1,098	1,094
Hyundai Capital Auto Funding Ltd.
1.203% due 09/20/2016	1,142	1,144
ING Investment Management Co.
0.554% due 12/13/2020	4,969	4,875
Inwood Park CDO Ltd.
0.527% due 01/20/2021	7,489	7,435
Kingsland Ltd.
0.530% due 06/13/2019	6,038	6,017
Madison Park Funding Ltd.
0.562% due 05/10/2019	1,682	1,673
Marathon CLO Ltd.
0.550% due 12/20/2019	1,381	1,365
Northstar Education Finance, Inc.
0.441% due 01/28/2017	7,000	6,979
0.904% due 12/26/2031	4,747	4,775
Panhandle-Plains Higher Education Authority, Inc.
0.784% due 10/01/2018	295	295
0.784% due 07/01/2021	5,318	5,282
1.414% due 10/01/2035	2,037	2,068
Rockwall CDO Ltd.
0.659% due 08/01/2013	1,167	1,167
SLM Student Loan Trust
0.301% due 07/25/2017	873	872
0.381% due 04/25/2023	1,573	1,573

0.451% due 01/25/2021	3,671	3,669
0.480% due 03/15/2019	1,492	1,492
0.701% due 04/25/2023	15,000	15,125
0.801% due 10/25/2017	2,446	2,457
0.904% due 01/25/2029	8,540	8,637
0.953% due 10/16/2023	3,493	3,511
1.401% due 10/25/2016	971	975
1.801% due 04/25/2023	1,368	1,425
South Carolina Student Loan Corp.
0.751% due 01/25/2021	974	975
Stanfield Bristol CLO Ltd.
0.550% due 10/15/2019	1,967	1,960
Stone Tower CLO Ltd.
0.547% due 05/26/2017	2,365	2,208
Structured Asset Investment Loan Trust
1.204% due 11/25/2033	1,874	1,614
WG Horizons CLO
0.547% due 05/24/2019	1,500	1,476

Total Asset-Backed Securities (Cost $236,797)		237,289

SOVEREIGN ISSUES 5.0%
Brazil Government International Bond
10.250% due 06/17/2013	1,919	1,958
Development Bank of Japan, Inc.
0.517% due 12/01/2014	3,000	2,996
0.618% due 02/25/2015	6,900	6,897
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014	9,550	10,039
Kommunalbanken A/S
0.469% due 02/20/2018	13,000	12,997
0.484% due 04/01/2015	2,000	2,007
0.663% due 03/27/2017	19,950	20,152
1.750% due 10/05/2015	5,000	5,152
2.750% due 05/05/2015	7,000	7,326
Mexico Government International Bond
5.875% due 01/15/2014	5,370	5,588
5.875% due 02/17/2014	19,850	20,733
Province of Ontario
0.434% due 04/01/2015	7,000	7,018
1.100% due 10/25/2017	7,000	7,019
Province of Quebec
4.600% due 05/26/2015	5,000	5,439
Qatar Government International Bond
5.150% due 04/09/2014	15,875	16,570
Republic of Korea
4.250% due 06/01/2013	7,050	7,091

Total Sovereign Issues (Cost $138,322)		138,982

SHORT-TERM INSTRUMENTS 11.6%
CERTIFICATES OF DEPOSIT 4.6%
Abbey National Treasury Services PLC
1.661% due 06/10/2013	5,300	5,313
Banco Bradesco S.A.
0.811% due 04/30/2013	9,700	9,694
Banco do Brasil S.A.
0.000% due 10/11/2013	19,000	18,907
1.217% due 01/24/2014	5,500	5,452
Bank of Nova Scotia
0.483% due 03/27/2014	6,200	6,210
Dexia Credit Local S.A.
1.600% due 09/16/2013	12,000	12,045
1.700% due 09/06/2013	26,200	26,305
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	9,000	8,926
0.960% due 09/23/2013	10,000	9,935
Sumitomo Mitsui Banking Corp.
0.643% due 05/08/2014	25,000	25,007

		127,794

COMMERCIAL PAPER 5.4%
Abbey National Treasury Services PLC
0.750% due 10/18/2013	13,500	13,465
Aluminum Co. of America
0.950% due 04/04/2013	4,400	4,400
British Telecommunications PLC
0.800% due 03/07/2014	11,000	10,928
Daimler Finance North America LLC
0.700% due 03/13/2014	5,900	5,861
0.910% due 10/08/2013	900	898
1.070% due 10/15/2013	2,700	2,692

Dell, Inc.
1.016% due 04/11/2013	3,500	3,499
Electricite de France S.A.
0.825% due 01/10/2014	15,000	14,936
0.825% due 01/15/2014	6,000	5,974
Entergy Corp.
0.840% due 05/15/2013	4,000	3,996
0.850% due 05/15/2013	2,000	1,998
0.870% due 04/18/2013	9,240	9,236
Holcim U.S. Finance SARL & Cie S.C.S.
0.510% due 04/25/2013	5,000	4,998
0.510% due 04/30/2013	7,220	7,217
Newell Rubbermaid, Inc.
0.680% due 04/29/2013	3,900	3,898
Nisource Finance Corp.
0.850% due 04/09/2013	3,100	3,099
0.950% due 04/12/2013	5,200	5,198
1.050% due 04/09/2013	700	700
RCI Banque S.A.
0.735% due 06/27/2013	3,000	2,997
0.806% due 04/26/2013	500	500
0.826% due 04/26/2013	2,900	2,898
Santander S.A.
1.400% due 07/02/2013	1,000	999
1.525% due 10/11/2013	3,700	3,680
1.710% due 10/11/2013	2,000	1,989
Standard Chartered Bank
0.858% due 09/26/2013	1,000	999
Vodafone Group PLC
0.690% due 02/10/2014	3,000	2,982
0.720% due 01/28/2014	25,500	25,359
Volvo Group Treasury North America LP
0.400% due 04/01/2013	2,300	2,300
0.420% due 04/03/2013	800	800

		148,496

REPURCHASE AGREEMENTS 1.2%
Citigroup Global Markets, Inc.
0.220% due 04/01/2013	34,100	34,100

(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $34,812. Repurchase proceeds are $34,101.)
SHORT-TERM NOTES 0.4%
Appalachian Power Co.
0.665% due 08/16/2013	1,500	1,502
Export-Import Bank of Korea
1.251% due 07/26/2013	10,000	10,001

		11,503

Total Short-Term Instruments (Cost $321,585)		321,893

Total Investments 105.1% (Cost $2,897,477)		$2,908,403
Other Assets and Liabilities (Net) (5.1%)		(141,178)

Net Assets 100.0%		$2,767,225

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $40,959 at a weighted average interest rate of (0.012%).

(c)	Securities with an aggregate market value of $90,858 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
JPS	0.130%	03/15/2013	04/02/2013	$90,886	$(90,892)

(d)	Securities with an aggregate market value of $19,738 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(e)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
GLM	0.260%	03/15/2013	04/04/2013	$19,669	$(19,673)

(1)	Payable for sale-buyback financing transactions includes $1 of deferred price drop on sale-buyback financing transactions.

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$985,521	$11,881	$997,402
Industrials	0	630,933	0	630,933
Utilities	0	103,192	0	103,192
Municipal Bonds & Notes
Arkansas	0	1,410	0	1,410
California	0	55,243	0	55,243
Massachusetts	0	5,014	0	5,014
Michigan	0	4,752	0	4,752
Minnesota	0	2,594	0	2,594
New Jersey	0	16,475	0	16,475
New York	0	31,899	0	31,899
Pennsylvania	0	2,148	0	2,148
South Dakota	0	1,496	0	1,496
U.S. Government Agencies	0	94,859	18,479	113,338
U.S. Treasury Obligations	0	100,525	0	100,525
Mortgage-Backed Securities	0	125,346	18,472	143,818
Asset-Backed Securities	0	231,703	5,586	237,289
Sovereign Issues	0	138,982	0	138,982
Short-Term Instruments
Certificates of Deposit	0	127,794	0	127,794
Commercial Paper	0	148,496	0	148,496
Repurchase Agreements	0	34,100	0	34,100
Short-Term Notes	0	11,503	0	11,503

	$0	$2,853,985	$54,418	$2,908,403

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$11,878	$0	$6	$0	$(3)	$0	$0	$11,881	$(3)
U.S. Government Agencies	25,422	0	(3,891)	2	2	41	0	(3,097)	18,479	37
Mortgage-Backed Securities	0	18,715	(279)	0	0	36	0	0	18,472	36
Asset-Backed Securities	4,367	4,584	(2,108)	13	10	(113)	0	(1,167)	5,586	(125)

Totals	$29,789	$35,177	$(6,278)	$21	$12	$(39)	$0	$(4,264)	$54,418	$(55)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$11,881	Benchmark Pricing	Base Price	99.04
U.S. Government Agencies	18,479	Third Party Vendor	Broker Quote	100.10 - 100.41
Mortgage-Backed Securities	4,495	Benchmark Pricing	Base Price	100.00
	13,977	Third Party Vendor	Broker Quote	100.27
Asset-Backed Securities	4,442	Benchmark Pricing	Base Price	93.34 - 99.81
	1,144	Third Party Vendor	Broker Quote	100.21

Total	$54,418

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Currency Strategy Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 5.5%
SOVEREIGN ISSUES 5.5%
New South Wales Treasury Corp.
5.500% due 08/01/2013	AUD	570	$598
Queensland Treasury Corp.
6.000% due 08/21/2013		570	600

Total Australia (Cost $1,184)			1,198

CANADA 15.5%
SOVEREIGN ISSUES 15.5%
Canada Government Bond
1.500% due 11/01/2013	CAD	2,260	2,231
Provice of Ontario
4.750% due 06/02/2013		1,147	1,136

Total Canada (Cost $3,382)			3,367

MEXICO 14.0%
SOVEREIGN ISSUES 14.0%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	36,034	3,031

Total Mexico (Cost $2,932)			3,031

NORWAY 17.7%
SOVEREIGN ISSUES 17.7%
Norway Government Bond
6.500% due 05/15/2013	NOK	22,300	3,839

Total Norway (Cost $4,052)			3,839

SOUTH AFRICA 3.0%
SOVEREIGN ISSUES 3.0%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	5,866	648

Total South Africa (Cost $672)			648

SWEDEN 8.3%
SOVEREIGN ISSUES 8.3%
Sweden Government Bond
1.500% due 08/30/2013	SEK	11,745	1,808

Total Sweden (Cost $1,848)			1,808

UNITED STATES 16.8%
U.S. TREASURY OBLIGATIONS 16.8%
U.S. Treasury Notes
0.250% due 11/30/2013		$300	300
0.250% due 01/31/2014		200	200
0.250% due 02/28/2014		100	100
0.250% due 03/31/2014		800	801
1.000% due 01/15/2014		200	201
1.250% due 02/15/2014		371	375
1.250% due 03/15/2014		629	636
1.875% due 02/28/2014		1,000	1,016

Total United States (Cost $3,628)			3,629

SHORT-TERM INSTRUMENTS 18.5%
REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013		$231	231

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $240. Repurchase proceeds are $231.)

AUSTRALIA TREASURY BILLS 3.9%
2.878% due 05/24/2013 (a)	AUD	815	845

CANADA TREASURY BILLS 10.3%
0.966% due 04/11/2013 - 07/18/2013 (a)	CAD	2,281	2,241

NEW ZEALAND TREASURY BILLS 3.2%
2.466% due 01/29/2014 (a)	NZD	836	686

Total Short-Term Instruments (Cost $4,010)			4,003

Total Investments 99.3% (Cost $21,708)			$21,523
Other Assets and Liabilities (Net) 0.7%			147

Net Assets 100.0%			$21,670

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered			Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	698		$347	CBK	$1	$0	$1
04/2013		3,076		1,565	FBF	42	0	42
04/2013		1,683		846	GLM	13	0	13
04/2013	CHF	137		145	BOA	0	0	0
04/2013		609		643	FBF	2	0	2
04/2013		142		150	UAG	0	0	0
04/2013	IDR	999,100		103	FBF	1	0	1
04/2013		5,296,827		545	JPM	1	0	1
04/2013	INR	5,726		105	FBF	0	0	0
04/2013		25,131		463	JPM	3	0	3
04/2013		5,809		106	UAG	0	0	0
04/2013	MXN	6,602		530	BOA	0	(4)	(4)
04/2013		5,924		468	CBK	0	(11)	(11)
04/2013	MYR	630		202	GLM	0	(1)	(1)
04/2013		621		199	JPM	0	(2)	(2)
04/2013		2,726		871	UAG	0	(10)	(10)
04/2013	NOK	3,635		627	BOA	5	0	5
04/2013		1,059		185	FBF	4	0	4
04/2013		4,261		745	UAG	16	0	16
04/2013	RUB	14,525		469	GLM	4	0	4
04/2013		14,797		477	JPM	3	0	3
04/2013	SEK	3,184		494	BOA	6	0	6
04/2013		2,069		319	CBK	1	0	1
04/2013		3,253		511	UAG	12	0	12
04/2013	SGD	121		97	GLM	0	(1)	(1)
04/2013		123		99	UAG	0	0	0
04/2013		$352	BRL	698	CBK	0	(7)	(7)
04/2013		1,544		3,076	FBF	0	(22)	(22)
04/2013		848		1,683	GLM	0	(16)	(16)
04/2013		952	CHF	888	CBK	0	(16)	(16)
04/2013		101	IDR	979,571	FBF	0	(1)	(1)
04/2013		549		5,316,356	JPM	0	(3)	(3)
04/2013		105	INR	5,704	FBF	0	0	0
04/2013		210		11,633	GLM	3	0	3
04/2013		355		19,328	JPM	0	(1)	(1)
04/2013		1,005	MXN	12,526	BOA	9	0	9
04/2013		150	MYR	467	CBK	1	0	1
04/2013		215		667	FBF	1	0	1
04/2013		913		2,843	JPM	5	0	5
04/2013		715	NOK	4,089	FBF	0	(15)	(15)
04/2013		1,426	RUB	43,831	GLM	0	(23)	(23)
04/2013		1,613		49,180	JPM	0	(39)	(39)
04/2013		433	SEK	2,789	CBK	0	(5)	(5)
04/2013		490		3,147	FBF	0	(8)	(8)
04/2013		398		2,570	JPM	0	(4)	(4)
04/2013		198	SGD	246	BOA	1	0	1
04/2013		196		242	GLM	0	0	0
04/2013		235		291	JPM	0	0	0
04/2013		299	ZAR	2,760	UAG	0	0	0
04/2013	ZAR	2,765		$301	GLM	1	0	1
05/2013	AUD	217		224	BOA	0	(1)	(1)
05/2013		800		820	UAG	0	(11)	(11)
05/2013	KRW	164,367		148	BOA	1	0	1
05/2013		166,024		151	FBF	2	0	2
05/2013	NOK	4,870		830	CBK	0	(2)	(2)
05/2013	NZD	296		243	BOA	0	(5)	(5)
05/2013		301		248	CBK	0	(4)	(4)
05/2013	PLN	318		99	BOA	2	0	2
05/2013		323		101	GLM	2	0	2
05/2013		$644	CHF	609	FBF	0	(2)	(2)
05/2013		301	KRW	328,557	FBF	0	(7)	(7)
05/2013		148		161,897	GLM	0	(3)	(3)
05/2013		505		554,625	JPM	0	(9)	(9)
05/2013		885	NZD	1,074	BOA	13	0	13
05/2013		202	PLN	642	BOA	0	(5)	(5)
05/2013		448		1,399	GLM	0	(20)	(20)
05/2013		319	SEK	2,069	CBK	0	(1)	(1)
06/2013	BRL	694		$352	FBF	11	0	11
06/2013		701		352	UAG	8	0	8
06/2013	CAD	760		742	BOA	0	(5)	(5)
06/2013		1,947		1,891	CBK	0	(22)	(22)
06/2013		770		749	FBF	0	(8)	(8)
06/2013	GBP	645		963	JPM	0	(16)	(16)
06/2013	MXN	12,526		998	BOA	0	(8)	(8)
06/2013		$1,553	BRL	3,076	FBF	0	(41)	(41)
06/2013		706		1,400	UAG	0	(18)	(18)
06/2013		1,076	CAD	1,099	JPM	4	0	4
06/2013		973	GBP	645	JPM	7	0	7
07/2013		439	IDR	4,315,107	JPM	0	(2)	(2)
07/2013		456	INR	25,131	JPM	0	(4)	(4)
07/2013		866	MYR	2,726	UAG	12	0	12
08/2013	CNY	2,923		$465	FBF	0	0	0
08/2013		$228	CNY	1,438	CBK	0	0	0
08/2013		694		4,372	FBF	1	0	1
08/2013		544		3,430	JPM	1	0	1

						$199	$(383)	$(184)

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Australia
Sovereign Issues	$0	$1,198	$0	$1,198
Canada
Sovereign Issues	0	3,367	0	3,367
Mexico
Sovereign Issues	0	3,031	0	3,031
Norway
Sovereign Issues	0	3,839	0	3,839
South Africa
Sovereign Issues	0	648	0	648
Sweden
Sovereign Issues	0	1,808	0	1,808
United States
U.S. Treasury Obligations	0	3,629	0	3,629
Short-Term Instruments
Repurchase Agreements	0	231	0	231
Australia Treasury Bills	0	845	0	845
Canada Treasury Bills	0	2,241	0	2,241
New Zealand Treasury Bills	0	686	0	686

	$0	$21,523	$0	$21,523

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$199	$0	$199

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(383)	$0	$(383)

Totals	$0	$21,339	$0	$21,339

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.9%
SOVEREIGN ISSUES 4.9%
Australia Government Bond
5.500% due 01/21/2018	AUD	2,500	$2,890
5.500% due 04/21/2023		100	122
Australia Government CPI Linked Bond
1.250% due 02/21/2022		500	558
3.000% due 09/20/2025		340	487
4.000% due 08/20/2020		150	300
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		1,500	2,037

Total Australia (Cost $6,287)			6,394

BRAZIL 20.9%
SOVEREIGN ISSUES 20.9%
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2020	BRL	3,032	3,900
6.000% due 08/15/2022		13,160	17,234
6.000% due 08/15/2024		797	1,058
6.000% due 08/15/2030		455	623
6.000% due 05/15/2035		2,080	2,924
6.000% due 05/15/2045		1,220	1,759

Total Brazil (Cost $27,356)			27,498

CANADA 4.4%
SOVEREIGN ISSUES 4.4%
Canada Government Bond
1.500% due 12/01/2044 (a)	CAD	52	67
4.250% due 12/01/2021 (a)		4,161	5,777

Total Canada (Cost $5,935)			5,844

CHILE 2.5%
SOVEREIGN ISSUES 2.5%
Bonos del Banco Central de Chile en UF
3.000% due 02/01/2021	CLP	800,428	1,741
3.000% due 03/01/2022		686,081	1,506

Total Chile (Cost $3,239)			3,247

DENMARK 3.4%
SOVEREIGN ISSUES 3.4%
Denmark Government Bond
0.100% due 11/15/2023 (a)	DKK	14,564	2,616
5.000% due 11/15/2013		10,800	1,915

Total Denmark (Cost $4,641)			4,531

GERMANY 7.1%
SOVEREIGN ISSUES 7.1%
Republic of Germany
0.100% due 04/15/2023 (a)	EUR	407	557
0.750% due 04/15/2018 (a)		679	957
1.500% due 04/15/2016 (a)		2,854	3,986
1.750% due 04/15/2020 (a)		2,475	3,788

Total Germany (Cost $9,295)			9,288

ISRAEL 3.4%
SOVEREIGN ISSUES 3.4%
Israel Government International CPI Linked Bond
3.000% due 10/31/2019	ILS	13,110	4,456

Total Israel (Cost $4,332)			4,456

ITALY 7.4%
SOVEREIGN ISSUES 7.4%
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)	EUR	199	246
2.100% due 09/15/2016 (a)		5,889	7,692
2.100% due 09/15/2021 (a)		745	888
2.550% due 10/22/2016 (a)		703	913

Total Italy (Cost $9,448)			9,739

JAPAN 1.3%
SOVEREIGN ISSUES 1.3%
Japan Government International Bond (a)
1.400% due 06/10/2018	JPY	137,620	1,674

Total Japan (Cost $1,866)			1,674

MEXICO 14.1%
SOVEREIGN ISSUES 14.1%
Mexico Government International Bond
2.000% due 06/09/2022 (a)	MXN	147,306	12,644
2.500% due 12/10/2020 (a)		22,830	2,033
4.000% due 11/15/2040 (a)		9,364	1,034
4.050% due 03/19/2015		3,340	271
4.500% due 12/18/2014 (a)		1,482	128
4.500% due 12/04/2025 (a)		4,151	456
5.000% due 06/16/2016 (a)		21,199	1,934

Total Mexico (Cost $17,137)			18,500

NEW ZEALAND 1.9%
SOVEREIGN ISSUES 1.9%
New Zealand Government Bond
5.500% due 04/15/2023	NZD	600	587
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		1,000	901
4.500% due 02/15/2016		700	951

Total New Zealand (Cost $2,369)			2,439

SOUTH AFRICA 4.2%
SOVEREIGN ISSUES 4.2%
South Africa Government International Bond
7.250% due 01/15/2020	ZAR	48,500	5,516

Total South Africa (Cost $5,757)			5,516

SWEDEN 1.2%
SOVEREIGN ISSUES 1.2%
Sweden Government Bond CPI Linked Bond
0.250% due 06/01/2022	SEK	7,000	1,104
3.500% due 12/01/2028		1,500	418

Total Sweden (Cost $1,501)			1,522

UNITED KINGDOM 7.7%
CORPORATE BONDS & NOTES 1.9%
Network Rail Infrastructure Finance PLC
1.375% due 11/22/2037 (a)	GBP	121	246
1.750% due 11/22/2027 (a)		1,078	2,205

			2,451

SOVEREIGN ISSUES 5.8%
United Kingdom Gilt
0.125% due 03/22/2024 (a)		2,434	4,290
0.125% due 03/22/2044 (a)		304	508
0.750% due 03/22/2034 (a)		106	203
1.125% due 11/22/2037 (a)		122	255

1.250% due 11/22/2017 (a)	127	230
1.250% due 11/22/2027 (a)	63	128
1.875% due 11/22/2022 (a)	956	1,978

		7,592

Total United Kingdom (Cost $9,775)		10,043

UNITED STATES 25.7%
U.S. TREASURY OBLIGATIONS 25.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$2,136	2,328
0.125% due 07/15/2022 (c)	4,306	4,699
0.125% due 01/15/2023	898	971
0.625% due 07/15/2021	2,656	3,043
1.125% due 01/15/2021 (c)	3,895	4,598
1.250% due 07/15/2020	1,161	1,389
1.375% due 01/15/2020	1,278	1,524
1.875% due 07/15/2019 (c)	6,578	8,064
2.375% due 01/15/2025 (d)	3,424	4,607
U.S. Treasury Notes
1.250% due 02/15/2014	709	716
1.250% due 03/15/2014	291	294
2.000% due 02/15/2023 (d)	1,500	1,520

Total United States (Cost $33,312)		33,753

SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS 3.6%
BNP Paribas Securities Corp.
0.270% due 04/01/2013	$4,200	4,200
(Dated 03/28/2013. Collateralized by Fannie Mae 3.500% due 03/01/2043 valued at $4,354. Repurchase proceeds are $4,200.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	556	556
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% - 2.170% due 11/07/2022 valued at $570. Repurchase proceeds are $556.)

		4,756

Total Short-Term Instruments (Cost $4,756)		4,756

Total Investments 113.7% (Cost $147,006)		$149,200
Other Assets and Liabilities (Net) (13.7%)		(17,921)

Net Assets 100.0%		$131,279

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $18,987 at a weighted average interest rate of 0.242%.

(c)	Securities with an aggregate market value of $17,596 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.220%	03/18/2013	04/18/2013	$12,626	$(12,627)
RBS	0.170%	01/28/2013	04/12/2013	757	(757)
	0.180%	01/29/2013	04/10/2013	1,836	(1,837)
	0.190%	01/18/2013	04/12/2013	2,499	(2,499)

					$(17,720)

(d)	Securities with an aggregate market value of $4,736 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(e)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
TDM	0.100%	03/21/2013	04/03/2013	$2,417	$(2,417)
	0.190%	01/23/2013	04/08/2013	6,462	(6,466)

					$(8,883)

(1)	Payable for sale-buyback financing transactions includes $1 of deferred price drop on sale-buyback financing transactions.

(f)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	119		$124	BPS	$0	$0	$0
04/2013		2,778		2,849	JPM	0	(44)	(44)
04/2013		355		369	RBC	0	(1)	(1)
04/2013		298		306	WST	0	(4)	(4)
04/2013	BRL	6,901		3,488	BOA	73	0	73
04/2013		5,511		2,737	FBF	9	0	9
04/2013		2,181		1,083	GLM	4	0	4
04/2013		865		432	JPM	4	0	4
04/2013		2,642		1,321	MSC	14	0	14
04/2013		2,716		1,349	UAG	5	0	5
04/2013	ILS	521		141	FBF	0	(2)	(2)
04/2013		14,445		3,749	GLM	0	(221)	(221)
04/2013	MXN	23,771		1,858	CBK	0	(66)	(66)
04/2013		12,184		950	DUB	0	(37)	(37)
04/2013		20,460		1,527	FBF	0	(129)	(129)
04/2013		10,082		780	HUS	0	(36)	(36)
04/2013		42,298		3,236	JPM	0	(188)	(188)
04/2013		37,374		2,856	MSC	0	(169)	(169)
04/2013	NZD	250		207	BRC	0	(3)	(3)
04/2013		2,606		2,198	WST	17	0	17
04/2013		$3,427	BRL	6,901	BOA	0	(12)	(12)
04/2013		2,803		5,511	FBF	0	(76)	(76)
04/2013		1,090		2,181	GLM	0	(11)	(11)
04/2013		430		865	JPM	0	(1)	(1)
04/2013		1,312		2,642	MSC	0	(5)	(5)
04/2013		1,332		2,716	UAG	17	(5)	12
04/2013		110	ILS	407	BOA	2	0	2
04/2013		1,149		4,479	DUB	82	0	82
04/2013		510		1,931	JPM	21	0	21
04/2013		1,995		7,274	MSC	4	0	4
04/2013		230		874	UAG	11	0	11
04/2013		3,216	JPY	286,229	BRC	0	(175)	(175)
04/2013		530		49,532	CBK	0	(4)	(4)
04/2013		466		43,582	HUS	0	(3)	(3)
04/2013		1,989		183,973	MSC	0	(35)	(35)
04/2013		3,211		286,230	UAG	0	(170)	(170)
04/2013		396	MXN	5,068	BOA	14	0	14
04/2013		630		8,113	CBK	27	0	27
04/2013		43		570	DUB	3	0	3
04/2013		960		12,282	FBF	34	0	34
04/2013		694		8,847	GLM	23	0	23
04/2013		5,832		75,716	HUS	297	0	297
04/2013		1,583		20,738	JPM	96	0	96
04/2013		1,147		14,835	MSC	54	0	54
04/2013		150	ZAR	1,354	CBK	0	(3)	(3)
04/2013		110		990	GLM	0	(3)	(3)
04/2013		3,550		30,879	HUS	0	(204)	(204)
04/2013		460		4,159	UAG	0	(9)	(9)
04/2013	ZAR	50,880		$5,664	BRC	151	0	151
05/2013	DKK	15,310		2,757	BRC	124	0	124
05/2013	SEK	2,006		314	BRC	6	0	6
06/2013	BRL	5,511		2,782	FBF	73	0	73
06/2013	CAD	1,844		1,793	BRC	0	(19)	(19)
06/2013	CLP	638,617		1,316	GLM	0	(26)	(26)
06/2013	DKK	11,346		1,986	JPM	33	0	33
06/2013	EUR	500		648	RBC	7	0	7
06/2013		62		81	WST	1	0	1
06/2013	GBP	834		1,255	BRC	0	(12)	(12)
06/2013		160		241	DUB	0	(2)	(2)
06/2013		315		476	RBC	0	(2)	(2)
06/2013		2,109		3,171	WST	0	(33)	(33)
06/2013	MXN	28,651		2,221	HUS	0	(80)	(80)
06/2013		$120	CLP	57,624	FBF	1	0	1
06/2013		1,297		636,051	GLM	40	0	40
06/2013		230		110,067	HUS	1	0	1
06/2013		260	EUR	202	BPS	0	(1)	(1)
06/2013		2,486		1,903	BRC	0	(45)	(45)
06/2013		123		95	CBK	0	(1)	(1)
06/2013		1,551		1,192	DUB	0	(22)	(22)
06/2013		2,627		2,043	FBF	0	(7)	(7)
06/2013		1,230	GBP	826	BPS	25	0	25
06/2013		476		315	HUS	2	0	2
07/2013	ILS	7,274		$1,990	MSC	0	(4)	(4)

						$1,275	$(1,870)	$(595)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Australia
Sovereign Issues	$0	$6,394	$0	$6,394
Brazil
Sovereign Issues	0	27,498	0	27,498
Canada
Sovereign Issues	0	5,844	0	5,844
Chile
Sovereign Issues	0	3,247	0	3,247
Denmark
Sovereign Issues	0	4,531	0	4,531
Germany
Sovereign Issues	0	9,288	0	9,288
Israel
Sovereign Issues	0	4,456	0	4,456
Italy
Sovereign Issues	0	9,739	0	9,739
Japan
Sovereign Issues	0	1,674	0	1,674
Mexico
Sovereign Issues	0	18,500	0	18,500
New Zealand
Sovereign Issues	0	2,439	0	2,439
South Africa
Sovereign Issues	0	5,516	0	5,516
Sweden
Sovereign Issues	0	1,522	0	1,522
United Kingdom
Corporate Bonds & Notes	0	2,451	0	2,451
Sovereign Issues	0	7,592	0	7,592
United States
U.S. Treasury Obligations	0	33,753	0	33,753
Short-Term Instruments
Repurchase Agreements	0	4,756	0	4,756
	$0	$149,200	$0	$149,200

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$1,275	$0	$1,275

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(1,870)	$0	$(1,870)

Totals	$0	$148,605	$0	$148,605

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 101.3%
ALABAMA 0.9%
University of Alabama Revenue Bonds, Series 2012
5.000% due 07/01/2025	$1,610	$1,963

ALASKA 0.4%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	850	877

ARIZONA 1.4%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	458
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2009
4.250% due 10/01/2019	730	867
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,706

		3,031

ARKANSAS 0.2%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	378

CALIFORNIA 10.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.820% due 04/01/2047	1,000	1,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,184
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2018	500	599
5.000% due 05/01/2019	1,040	1,268
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	750	796
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	605
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	600
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	608
Carlsbad Unified School District, California General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	249
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045	250	261
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
0.140% due 10/01/2041	1,500	1,500
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2029	250	293
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,747
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	2,000	2,426
Metropolitan Water District of Southern California Revenue Notes, Series 2012
5.000% due 07/01/2022	510	641
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	958
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	566
Pleasanton Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	476
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	790
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,169
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,253
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	701
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	655
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,208

University of California Revenue Notes, Series 2010
5.000% due 05/15/2018	500	589

		22,143

COLORADO 0.4%
Denver, Colorado City & County Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
4.000% due 11/15/2016	265	294
Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	577

		871

CONNECTICUT 2.6%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2032	5,000	5,663

FLORIDA 5.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,198
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	842
Citizens Property Insurance Corp. Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,183
Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	276
Inland Protection Financing Corp. Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	568
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,201
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,780
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,492
Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,099
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	274
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	295
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,599

		11,807

GEORGIA 0.6%
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	297
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	393
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	250	255
5.000% due 01/01/2020	250	302

		1,247

ILLINOIS 3.3%
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	214
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2014	650	663
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,162
5.500% due 01/01/2018	1,000	1,192
Chicago, Illinois Waterworks Revenue Notes, (AGM Insured), Series 2008
5.000% due 11/01/2016	350	400
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,219
Illinois Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	409
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	560
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	854
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	590

		7,263

INDIANA 2.0%
Indiana Finance Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 12/01/2017	300	351
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	548
5.000% due 02/01/2018	500	593

Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,248
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	336
Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	741
Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	539

		4,356

IOWA 0.2%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	555

KANSAS 0.3%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	590

		590

KENTUCKY 1.0%
Kentucky Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	972
Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,137

		2,109

MARYLAND 0.6%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 07/01/2025	1,000	1,215

MASSACHUSETTS 4.4%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	600
Massachusetts Bay Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2018	1,280	1,543
Massachusetts College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,397
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	939
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2015	500	534
5.000% due 10/01/2016	600	671
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2027	1,900	2,268
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	606

		9,558

MICHIGAN 1.5%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,178
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	2,000	2,051

		3,229

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,154

MISSOURI 1.7%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,616
Missouri Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	880	968
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,137

		3,721

NEW HAMPSHIRE 0.7%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,305
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	281

		1,586

NEW JERSEY 6.9%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,108
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,162
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	1,000	1,043
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,389
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,182
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2031 (a)	5,000	5,630
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.000% due 12/15/2023	2,000	2,431

		14,945

NEW MEXICO 0.3%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	589

NEW YORK 14.9%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,204
Erie County, New York Industrial Development Agency Revenue Notes, Series 2011
5.000% due 05/01/2015	500	545
Long Island Power Authority, New York Revenue Bonds, Series 2006
5.000% due 12/01/2017	500	569
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	606
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	4,000	4,898
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,153
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,049
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 07/01/2016	370	406
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,762
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,360
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,344
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	923
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,789
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2032	1,500	1,716
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	597
Riverhead Central School District, New York General Obligation Notes, Series 2010
4.000% due 10/01/2017	250	281
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	556
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,232
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,433
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2028	5,000	5,853

		32,276

NORTH CAROLINA 4.7%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	361
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,900
5.000% due 10/01/2027	1,100	1,275
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,848
5.000% due 05/01/2026	1,750	2,098
Town of Cary, North Carolina Combined Utility Systems Revenue Bonds, Series 2013
5.000% due 12/01/2025	1,650	2,052
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	410
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	270

		10,214

OHIO 10.1%
American Municipal Power, Inc. Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	571
American Municipal Power, Inc. Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	960
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,186
Franklin County, Ohio Revenue Bonds, Series 2013
5.000% due 05/15/2029 (a)	4,000	4,622
Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	734
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	2,000	2,500
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,242
Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	325
Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2024	4,775	5,790
Ohio State Turnpike Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,133
5.500% due 02/15/2017	225	264
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,173
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,495

		21,995

OREGON 0.3%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	567

PENNSYLVANIA 3.9%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	602
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	579
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	900	1,051
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,177
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	3,048
Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	281
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2012
5.000% due 11/01/2028	1,000	1,155
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	585

		8,478

SOUTH CAROLINA 0.1%
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	267

TENNESSEE 0.5%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	990

TEXAS 15.8%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
4.000% due 02/15/2023	1,225	1,398
Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Bonds, Series 2012
5.000% due 03/01/2028	800	937
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	1,500	1,849
Louisiana Joya Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2027	1,000	1,205
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,186
North Texas Tollway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2028	3,000	3,414
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	1,000	1,008
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	680	681
1.350% due 06/01/2039	1,475	1,489

Pflugerville Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2024	1,165	1,417
San Antonio Public Facilities Corp. Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,185
San Antonio, Texas Water System Revenue Bonds, Series 2012
5.000% due 05/15/2023	1,500	1,853
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,176
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
5.625% due 12/15/2017	2,205	2,456
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	9,000	9,831
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	887
University of Houston, Texas Revenue Bonds, Series 2011
5.000% due 02/15/2022	2,000	2,423

		34,395

WASHINGTON 3.2%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 11/01/2027	1,500	1,792
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,102
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,277
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	250
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,436

		6,857

WISCONSIN 2.2%
Wisconsin Department of Transportation Revenue Bonds, Series 2012
5.000% due 07/01/2022	2,500	3,121
Wisconsin Department of Transportation Revenue Notes, Series 2012
5.000% due 07/01/2018	300	361
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,265

		4,747

WYOMING 0.1%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	228

Total Municipal Bonds & Notes (Cost $213,253)		219,864

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.125% due 12/31/2013	200	200

Total U.S. Treasury Obligations (Cost $200)		200

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2013	314	314

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $320. Repurchase proceeds are $314.)
Total Short-Term Instruments (Cost $314)		314

Total Investments 101.5% (Cost $213,767)		$220,378
Other Assets and Liabilities (Net) (1.5%)		(3,281)

Net Assets 100.0%		$217,097

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$1,963	$0	$1,963
Alaska	0	877	0	877
Arizona	0	3,031	0	3,031
Arkansas	0	378	0	378
California	0	22,143	0	22,143
Colorado	0	871	0	871
Connecticut	0	5,663	0	5,663
Florida	0	11,807	0	11,807
Georgia	0	1,247	0	1,247
Illinois	0	7,263	0	7,263
Indiana	0	4,356	0	4,356
Iowa	0	555	0	555
Kansas	0	590	0	590
Kentucky	0	2,109	0	2,109
Maryland	0	1,215	0	1,215
Massachusetts	0	9,558	0	9,558
Michigan	0	3,229	0	3,229
Minnesota	0	1,154	0	1,154
Missouri	0	3,721	0	3,721
New Hampshire	0	1,586	0	1,586
New Jersey	0	14,945	0	14,945
New Mexico	0	589	0	589
New York	0	32,276	0	32,276
North Carolina	0	10,214	0	10,214
Ohio	0	21,995	0	21,995
Oregon	0	567	0	567
Pennsylvania	0	8,478	0	8,478
South Carolina	0	267	0	267
Tennessee	0	990	0	990
Texas	0	34,395	0	34,395
Washington	0	6,857	0	6,857
Wisconsin	0	4,747	0	4,747
Wyoming	0	228	0	228
U.S. Treasury Obligations	0	200	0	200
Short-Term Instruments
Repurchase Agreements	0	314	0	314

	$0	$220,378	$0	$220,378

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 96.7%
ALASKA 0.5%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$250	$258

ARIZONA 5.2%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	1,000	1,105
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	1,600	1,689

		2,794

CALIFORNIA 10.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.820% due 04/01/2047	1,000	1,001
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	264
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2013	500	502
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	550	584
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	511
Long Beach, California Revenue Notes, Series 2010
3.000% due 06/01/2013	165	166
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	1,000	1,046
Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	251
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2010
3.000% due 11/01/2013	750	762
South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.950% due 11/01/2014	250	251

		5,338

COLORADO 0.9%
University of Colorado Revenue Notes, Series 2010
3.000% due 06/01/2013	500	502

CONNECTICUT 3.3%
Stratford, Connecticut General Obligation Notes, Series 2011
3.500% due 08/01/2015	1,635	1,741

DELAWARE 0.8%
Delaware Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	450	452

DISTRICT OF COLUMBIA 0.2%
District of Columbia General Obligation Notes, (AGM Insured), Series 2005
5.000% due 06/01/2013	100	101

FLORIDA 6.7%
Florida State General Obligation Notes, Series 2011
5.000% due 06/01/2016	500	570
Lakeland, Florida Energy System Revenue Notes, Series 2012
0.870% due 10/01/2017	3,000	3,017

		3,587

GEORGIA 1.0%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2014	500	517

ILLINOIS 3.4%
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	534
Illinois Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	214
Illinois Municipal Electric Agency Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 02/01/2014	300	311

Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	500	528
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
4.000% due 06/01/2013	250	252

		1,839

INDIANA 1.4%
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	243
Indianapolis, Indiana Thermal Energy System Revenue Notes, Series 2010
3.000% due 10/01/2013	500	506

		749

IOWA 1.9%
Iowa Finance Authority Revenue Bonds, Series 2012
0.180% due 12/01/2050	1,000	1,000

KENTUCKY 0.5%
Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (AGM Insured), Series 2007
4.000% due 06/01/2013	250	251

LOUISIANA 0.9%
Louisiana Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	507

MAINE 0.5%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	251

MASSACHUSETTS 3.0%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.480% due 02/01/2017	1,000	1,000
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2013	600	610

		1,610

MICHIGAN 2.4%
Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	250	251
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,025

		1,276

MINNESOTA 4.6%
Minnesota State General Obligation Notes, Series 2011
5.000% due 10/01/2018	2,000	2,436

NEVADA 4.4%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	151
Nevada State General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 12/01/2016	2,000	2,199

		2,350

NEW YORK 18.3%
Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	201
Metropolitan Transportation Authority, New York Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/15/2015	220	245
Metropolitan Transportation Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 11/15/2014	590	635
Monroe County Industrial Development Corp. New York Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	535
New York City, New York General Obligation Notes, Series 2007
5.000% due 08/01/2016	1,040	1,188
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
3.000% due 02/15/2014	500	512
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2010
5.000% due 11/01/2013	50	51
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2011
5.000% due 11/01/2018	1,000	1,211
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.250% due 12/01/2049	500	500
New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	303
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	281

5.000% due 07/01/2018	1,000	1,191
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2014	350	367
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	507
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	1,500	1,529
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	259
Oneida-Herkimer Solid Waste Management Authority, New York Revenue Notes, Series 2011
4.000% due 04/01/2014	250	257

		9,772

NORTH CAROLINA 0.9%
Buncombe County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2013	500	504

OHIO 2.1%
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.250% due 06/01/2015	1,000	1,104

OKLAHOMA 0.9%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	488

OREGON 2.0%
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
4.000% due 11/01/2017	1,000	1,097

PENNSYLVANIA 6.6%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2006
2.200% due 01/01/2035	1,500	1,500
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	250	251
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	1,500	1,540
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, Series 2010
4.000% due 06/15/2013	250	252

		3,543

TENNESSEE 1.3%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2014	650	686

TEXAS 7.5%
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
4.000% due 11/01/2015	500	544
El Paso Independent School District, Texas General Obligation Notes, Series 2009
5.000% due 08/15/2013	580	590
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	500	516
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	195	195
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2017	1,000	1,112
Texas Public Finance Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	1,000	1,080

		4,037

WASHINGTON 4.4%
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,102
Grays Harbor County, Washington School District No. 5 Aberdeen General Obligation Notes, (AGM Insured), Series 2004
4.000% due 12/01/2013	400	409
Washington State Revenue Notes, Series 2012
5.000% due 09/01/2015	750	830

		2,341

WISCONSIN 1.1%
Wisconsin State General Obligation Notes, Series 2008
5.000% due 05/01/2013	155	156

Wisconsin State Revenue Notes, Series 2009
5.000% due 07/01/2014	400	423

		579

Total Municipal Bonds & Notes (Cost $51,475)		51,710

SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013	524	524

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $536. Repurchase proceeds are $524.)
U.S. TREASURY BILLS 0.9%
0.129% due 02/06/2014 - 03/06/2014 (a)	500	500

U.S. TREASURY CASH MANAGEMENT BILLS 0.6%
0.091% due 04/15/2013	300	300

Total Short-Term Instruments (Cost $1,324)		1,324

Total Investments 99.2% (Cost $52,799)		$53,034
Other Assets and Liabilities (Net) 0.8%		454

Net Assets 100.0%		$53,488

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$258	$0	$258
Arizona	0	2,794	0	2,794
California	0	5,338	0	5,338
Colorado	0	502	0	502
Connecticut	0	1,741	0	1,741
Delaware	0	452	0	452
District of Columbia	0	101	0	101
Florida	0	3,587	0	3,587
Georgia	0	517	0	517
Illinois	0	1,839	0	1,839
Indiana	0	749	0	749
Iowa	0	1,000	0	1,000
Kentucky	0	251	0	251
Louisiana	0	507	0	507
Maine	0	251	0	251
Massachusetts	0	1,610	0	1,610
Michigan	0	1,276	0	1,276
Minnesota	0	2,436	0	2,436
Nevada	0	2,350	0	2,350
New York	0	9,772	0	9,772
North Carolina	0	504	0	504
Ohio	0	1,104	0	1,104
Oklahoma	0	488	0	488
Oregon	0	1,097	0	1,097
Pennsylvania	0	3,543	0	3,543
Tennessee	0	686	0	686
Texas	0	4,037	0	4,037
Washington	0	2,341	0	2,341
Wisconsin	0	579	0	579
Short-Term Instruments
Repurchase Agreements	0	524	0	524
U.S. Treasury Bills	0	500	0	500
U.S. Treasury Cash Management Bills	0	300	0	300

	$0	$53,034	$0	$53,034

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Exchange-Traded Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.2%
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018		$9,797	$9,895
Biomet, Inc.
3.954% - 4.197% due 07/25/2017		9,975	10,090
CSC Holdings LLC
0.954% - 1.500% due 03/31/2015		4,727	4,751
DaVita, Inc.
2.710% due 11/01/2017		8,986	9,007
HJ Heinz Co.
3.500% due 03/27/2020		10,000	10,099
Las Vegas Sands LLC
2.710% due 11/23/2015		2,676	2,683
MGM Resorts International, Inc.
3.284% due 12/20/2017		9,950	9,987

Total Bank Loan Obligations (Cost $56,100)			56,512

CORPORATE BONDS & NOTES 19.2%
BANKING & FINANCE 16.6%
Ally Financial, Inc.
0.000% due 06/15/2015		12,450	11,672
2.487% due 12/01/2014		5,365	5,374
3.492% due 02/11/2014		2,400	2,444
3.680% due 06/20/2014		7,188	7,390
4.500% due 02/11/2014		5,000	5,119
4.625% due 06/26/2015		8,300	8,689
5.900% due 12/15/2013		40	40
6.000% due 11/15/2013		50	50
6.250% due 10/15/2013		10	10
6.500% due 05/15/2013		50	50
6.750% due 12/01/2014		4,011	4,322
6.750% due 07/15/2016		85	85
6.750% due 10/15/2018		3,100	3,100
6.800% due 04/15/2013		35	35
7.000% due 02/15/2021		2,113	2,113
8.300% due 02/12/2015		2,948	3,280
American International Group, Inc.
8.625% due 05/22/2068	GBP	8,200	15,387
Bank of America Corp. Inflation Linked Bond
4.711% due 04/29/2025	MXN	300,000	28,396
Bankia S.A.
0.384% due 04/23/2014	EUR	3,000	3,660
5.000% due 10/30/2014		5,000	6,612
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	30,199	62,055
Belvoir Land LLC
5.300% due 12/15/2035		$1,957	1,993
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,124
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		5,200	6,634
Citigroup, Inc.
8.400% due 04/30/2018 (f)		21,000	23,788
Credit Agricole S.A.
8.375% due 10/13/2019 (f)		1,000	1,099
Dexia Credit Local S.A.
0.781% due 04/29/2014		2,000	1,988
0.907% due 04/01/2014	GBP	22,600	34,565
2.750% due 01/10/2014		$1,000	1,014
2.750% due 04/29/2014		22,300	22,834
Eksportfinans ASA
0.505% due 10/07/2013		800	791
0.890% due 06/16/2015	JPY	1,100,000	10,761
1.600% due 03/20/2014		150,000	1,559
2.000% due 09/15/2015		$16,500	15,851
2.375% due 05/25/2016		14,665	13,962
3.000% due 11/17/2014		11,400	11,347
5.500% due 05/25/2016		22,571	23,465
5.500% due 06/26/2017		11,300	11,734
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		4,000	4,424
8.000% due 06/01/2014		2,000	2,152
8.700% due 10/01/2014		9,000	9,987
Industrial Bank of Korea
1.375% due 10/05/2015		5,000	5,027
International Lease Finance Corp.
6.500% due 09/01/2014		9,060	9,694

6.625% due 11/15/2013		10,500	10,841
8.625% due 09/15/2015		8,500	9,701
Korea Exchange Bank
3.125% due 06/26/2017		5,000	5,258
LBG Capital PLC
7.625% due 12/09/2019	GBP	3,810	5,979
8.000% due 06/15/2020 (f)		$4,174	4,483
8.500% due 12/17/2021 (f)		9,250	9,916
9.125% due 07/15/2020	GBP	3,223	5,372
15.000% due 12/21/2019		7,100	15,535
15.000% due 12/21/2019	EUR	1,800	3,317
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		$478	641
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		45,900	45,662
Santander Issuances S.A.U.
1.261% due 01/31/2018	GBP	5,000	6,534
7.300% due 07/27/2019		10,200	16,002
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$15,700	15,878
SLM Corp.
0.601% due 01/27/2014		1,500	1,488
3.875% due 09/10/2015		6,625	6,903
5.000% due 10/01/2013		10,100	10,302
5.000% due 04/15/2015		4,300	4,558
5.050% due 11/14/2014		6,800	7,203
5.375% due 05/15/2014		5,000	5,233
6.250% due 01/25/2016		13,507	14,825
SLM Corp. CPI Linked Bond
3.528% due 04/01/2014		2,287	2,318
3.598% due 04/01/2014		1,898	1,924
3.741% due 03/17/2014		755	758
3.978% due 03/01/2014		876	894
4.028% due 02/01/2014		1,012	1,033
4.098% due 01/31/2014		2,589	2,601
4.128% due 01/01/2014		894	913
SLM Student Loan Trust
0.753% due 12/15/2033	EUR	65,827	80,622
4.400% due 07/25/2039		18,500	21,639
5.150% due 12/15/2039	GBP	9,710	13,869
5.450% due 03/15/2038		24,146	33,570
Stone Street Trust
5.902% due 12/15/2015		$5,670	6,166
Trafford Centre Finance Ltd.
0.711% due 07/28/2015	GBP	1,330	1,982

			761,596

INDUSTRIALS 1.8%
DISH DBS Corp.
6.625% due 10/01/2014		$9,500	10,129
7.000% due 10/01/2013		2,500	2,570
Hampton Roads PPV LLC
6.621% due 06/15/2053		57,665	53,392
HCA, Inc.
5.750% due 03/15/2014		5,000	5,194
6.750% due 07/15/2013		3,000	3,051
7.250% due 09/15/2020		4,000	4,435
7.875% due 02/15/2020		3,000	3,323
8.500% due 04/15/2019		500	553

			82,647

UTILITIES 0.8%
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		3,000	3,091
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	26,050	34,143

			37,234

Total Corporate Bonds & Notes (Cost $862,474)			881,477

MUNICIPAL BONDS & NOTES 7.6%
CALIFORNIA 2.8%
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2023		$1,000	1,149
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		53,440	66,917
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		24,730	25,953
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045		12,600	13,147

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,199
5.000% due 08/01/2024	1,000	1,189
5.000% due 08/01/2026	1,000	1,163
5.000% due 08/01/2027	1,000	1,154
5.000% due 08/01/2028	1,250	1,435
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2036	10,000	11,374
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	1,705	2,239

		126,919

GEORGIA 0.3%
Metropolitan Atlanta Rapid Transit Authority, Georgia Revenue Bonds, Series 2012
5.000% due 07/01/2030	12,940	15,290

LOUISIANA 0.1%
Louisiana Gasoline & Fuels Tax Revenue Bonds, Series 2012
5.000% due 05/01/2025	5,000	6,032

NEW YORK 2.6%
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2006
5.000% due 02/15/2047	3,555	3,761
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2023	2,010	2,330
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,805	3,404
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	4,000	4,631
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044	1,250	1,429
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2026	5,565	6,594
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2024	5,000	6,116
5.000% due 02/01/2026	7,890	9,423
5.000% due 02/01/2042	30,000	33,560
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	17,000	18,951
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	6,670	7,426
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 08/15/2028	8,545	9,990
5.000% due 12/15/2028	10,000	11,829

		119,444

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	4,610	5,998
Columbus, Ohio General Obligation Bonds, Series 2012
3.000% due 08/15/2026	640	656
5.000% due 08/15/2026	1,420	1,737

		8,391

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022	8,000	8,018

TENNESSEE 0.2%
Tennessee State School Bond Authority Revenue Bonds, (AGM Insured), Series 2007
5.000% due 05/01/2032	1,000	1,120
Tennessee State School Bond Authority Revenue Bonds, Series 2012
5.000% due 05/01/2030	7,885	9,329

		10,449

TEXAS 0.5%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2041	6,000	6,873
Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Bonds, Series 2012
5.000% due 03/01/2023	1,575	1,925
5.000% due 03/01/2025	1,000	1,197
5.000% due 03/01/2026	1,000	1,189
5.000% due 03/01/2027	1,000	1,180
Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Notes, Series 2012
5.000% due 03/01/2022	1,000	1,238

Houston, Texas General Obligation Bonds, Series 2012
5.000% due 03/01/2025	7,375	8,885

		22,487

VIRGINIA 0.4%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	603
5.000% due 05/15/2024	595	711
5.000% due 05/15/2025	500	592
Fairfax County, Virginia Industrial Development Authority Revenue Notes, Series 2012
5.000% due 05/15/2022	5,175	6,380
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2027	10,000	11,946

		20,232

WASHINGTON 0.3%
Washington State General Obligation Bonds, Series 2011
5.000% due 06/01/2030	5,000	5,821
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2024	6,215	7,493

		13,314

Total Municipal Bonds & Notes (Cost $351,006)		350,576

U.S. GOVERNMENT AGENCIES 27.9%
Fannie Mae
0.000% due 07/01/2031- 02/25/2040 (b)	16,580	15,668
0.375% due 12/21/2015	150,000	149,924
0.572% due 08/25/2022 (a)	20,963	1,001
0.875% due 10/26/2017 - 02/08/2018	53,100	53,035
2.000% due 07/25/2042	787	716
2.310% due 08/01/2022	100	101
2.359% due 09/01/2034	109	116
2.500% due 10/01/2027 - 08/25/2042	123,740	128,298
2.650% due 03/01/2022	13,103	13,590
2.680% due 02/01/2022	15,000	15,514
2.780% due 07/01/2022	4,551	4,756
2.800% due 06/01/2022	4,939	5,157
2.820% due 06/01/2022	6,975	7,297
2.840% due 07/01/2022	12,176	12,775
2.850% due 06/01/2022	3,620	3,801
2.920% due 07/01/2022	495	521
2.940% due 06/01/2022	34,905	36,811
2.942% due 04/01/2036	57	62
2.950% due 05/01/2022	3,636	3,846
3.000% due 12/01/2021 - 04/01/2043	177,858	183,995
3.150% due 08/01/2027	1,189	1,214
3.260% due 06/01/2027	8,100	8,362
3.300% due 10/01/2021	12,899	13,950
3.380% due 11/01/2021	6,706	7,285
3.500% due 05/25/2042 - 04/01/2043	88,817	93,844
4.000% due 09/01/2023 - 04/01/2043	193,517	207,982
4.330% due 04/01/2021	195	224
4.446% due 09/25/2040 (a)	16,300	3,428
4.500% due 12/01/2024 - 04/25/2042	57,480	62,628
5.000% due 01/25/2040 - 07/25/2040	1,257	1,491
5.500% due 08/01/2035 - 06/25/2037	1,061	1,220
5.680% due 06/25/2037	259	299
6.000% due 05/25/2031 - 07/25/2037	2,874	3,295
6.216% due 04/25/2040 (a)	786	101
6.500% due 08/25/2036	265	336
6.714% due 05/25/2042	793	812
6.996% due 05/25/2036 (a)	9,024	1,407
7.500% due 03/25/2034	433	552
20.396% due 01/25/2036	3,075	4,265
22.348% due 07/25/2023	50	75
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)	3,288	2,949
0.750% due 01/12/2018	44,000	43,803
0.875% due 03/07/2018	61,300	61,282
2.000% due 09/15/2042	3,545	3,294
2.365% due 11/01/2023	2	2
2.480% due 07/01/2036	87	92
2.763% due 10/01/2036	17	18
3.244% due 12/01/2031	246	265
3.500% due 04/15/2041	186	201
4.000% due 09/15/2039 - 06/15/2042	19,402	20,924
4.500% due 06/15/2027 - 08/15/2042	17,791	19,989
5.000% due 05/15/2033 - 05/15/2042	15,289	17,719
5.000% due 08/15/2039 (a)	1,513	185
5.250% due 03/15/2032 - 04/15/2033	334	376
5.500% due 08/15/2033 - 07/15/2037	10,284	12,125
6.000% due 10/15/2031 - 08/01/2037	4,921	5,737

6.576% due 02/15/2042		4,270	4,216
6.704% due 06/15/2042		3,657	3,756
9.494% due 01/15/2041		10,607	11,357
18.616% due 10/15/2023		484	704
19.104% due 05/15/2033		343	501
Ginnie Mae
3.500% due 12/20/2040		79	83
4.000% due 02/20/2041 - 04/20/2042		5,970	6,525
4.500% due 02/20/2038 - 12/20/2040		3,849	4,344
4.750% due 01/20/2035		29	33
5.000% due 10/20/2034 - 04/20/2041		4,621	5,484
5.500% due 02/17/2033 - 07/20/2037		366	429
5.897% due 12/20/2035 (a)		6,000	1,811
7.500% due 12/20/2029		2,911	3,448

Total U.S. Government Agencies (Cost $1,272,109)			1,281,406

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022		11,089	12,084
0.125% due 07/15/2022		7,009	7,650
0.625% due 07/15/2021		1,842	2,110
2.000% due 01/15/2026		26,103	34,060
2.375% due 01/15/2025		214,725	288,906
U.S. Treasury Notes
0.625% due 11/30/2017 (j)		3,806	3,795
0.750% due 12/31/2017 (h)		144,500	144,782
0.750% due 02/28/2018 (h)		109,900	109,943
0.750% due 03/31/2018 (c)		22,800	22,786
0.875% due 01/31/2018 (j)		19,700	19,839
1.000% due 11/30/2019		44,000	43,588
1.125% due 12/31/2019 (h)		10,900	10,871
1.125% due 03/31/2020 (c)		43,700	43,335
1.250% due 02/29/2020		11,400	11,429
1.625% due 08/15/2022		8,800	8,695
1.750% due 05/15/2022		10,000	10,039
2.000% due 02/15/2022		6,200	6,379
2.000% due 02/15/2023		43,100	43,686

Total U.S. Treasury Obligations (Cost $818,862)			823,977

MORTGAGE-BACKED SECURITIES 11.5%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		671	684
Adjustable Rate Mortgage Trust
1.004% due 01/25/2035		10	10
2.753% due 01/25/2035		645	643
2.841% due 07/25/2035		2,578	2,453
Aggregator of Loans Backed by Assets PLC
2.757% due 12/16/2042	GBP	9,641	15,052
American Home Mortgage Investment Trust
1.947% due 09/25/2045		$89	87
2.457% due 02/25/2045		1,750	1,719
ASG Resecuritization Trust
2.310% due 03/26/2037		117	117
Banc of America Alternative Loan Trust
5.500% due 12/25/2018		31	33
6.000% due 03/25/2034		46	48
Banc of America Funding Corp.
0.423% due 07/20/2036		53	48
0.453% due 05/20/2035		6,087	5,474
0.704% due 06/26/2035		1,000	915
2.631% due 05/25/2035		97	100
2.687% due 02/20/2036		484	472
3.200% due 12/20/2034		1,115	709
5.750% due 03/25/2036		6,425	6,490
5.750% due 07/20/2036		145	145
Banc of America Large Loan Trust
0.953% due 08/15/2029		2,956	2,913
2.503% due 11/15/2015		22,623	22,809
Banc of America Mortgage Trust
2.915% due 02/25/2034		241	242
2.995% due 10/25/2034		2,023	1,992
3.126% due 06/25/2035		648	641
Banc of America Re-REMIC Trust
5.614% due 06/24/2050		5,974	6,777
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.891% due 07/10/2045		5,426	5,430
5.223% due 03/11/2041		6,000	6,131
BCAP LLC Trust
5.017% due 07/26/2037		1,647	1,383
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		992	971
2.609% due 04/25/2034		19	19
2.882% due 01/25/2035		553	545
3.080% due 11/25/2034		121	120
3.089% due 04/25/2034		184	182
3.115% due 10/25/2034		374	327

Bear Stearns Alt-A Trust
0.474% due 08/25/2035		936	880
0.844% due 04/25/2034		102	96
2.661% due 06/25/2034		542	530
Bear Stearns Commercial Mortgage Securities
4.868% due 09/11/2042		3,000	3,111
5.330% due 01/12/2045		19	19
Bella Vista Mortgage Trust
0.505% due 01/22/2045		741	697
Chase Mortgage Finance Corp.
2.944% due 02/25/2037		663	661
Citigroup Mortgage Loan Trust, Inc.
0.444% due 11/25/2036		2,700	2,309
2.270% due 09/25/2035		469	467
2.340% due 09/25/2035		294	290
2.600% due 05/25/2035		76	77
2.693% due 08/25/2035		1,851	1,855
2.823% due 03/25/2034		820	818
2.844% due 09/25/2034		258	260
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.218% due 07/15/2044		2,687	2,733
Commercial Mortgage Pass-Through Certificates
5.246% due 04/10/2037		5,000	5,121
5.448% due 01/15/2049		641	646
Countrywide Alternative Loan Trust
1.657% due 01/25/2036		5,350	4,567
6.000% due 11/25/2034		154	155
Countrywide Home Loan Mortgage Pass-Through Trust
0.604% due 07/25/2018		590	574
0.604% due 08/25/2033		2,760	2,669
0.704% due 06/25/2018		2,594	2,550
0.744% due 02/25/2035		79	76
0.744% due 03/25/2035		444	407
3.009% due 12/25/2033		1,783	1,816
5.000% due 04/25/2035		31	31
5.150% due 07/25/2033		181	183
Credit Suisse First Boston Mortgage Securities Corp.
0.854% due 11/25/2031		69	56
2.455% due 06/25/2033		43	43
2.914% due 06/25/2034		423	428
2.976% due 11/25/2034		149	150
4.832% due 04/15/2037		2,000	2,124
4.855% due 01/15/2037		405	416
5.416% due 05/15/2036		350	362
5.500% due 12/25/2034		244	235
Credit Suisse Mortgage Capital Certificates
2.832% due 04/26/2037		95	96
2.991% due 07/27/2036		213	215
3.311% due 03/27/2036		240	237
4.554% due 10/27/2036		107	104
4.730% due 07/27/2037		113	114
5.509% due 04/15/2047		200	230
6.000% due 05/27/2036		114	116
CW Capital Cobalt Commerical Mortgage Trust
5.731% due 05/15/2046		26	26
Deutsche Mortgage Securities, Inc.
5.228% due 06/26/2035		2,000	2,037
DLJ Commercial Mortgage Corp.
6.100% due 06/10/2032		4,802	4,859
Epic Opera PLC
0.761% due 07/28/2016	GBP	4,450	6,660
First Horizon Alternative Mortgage Securities
2.314% due 09/25/2034		$357	354
2.338% due 04/25/2035		2,640	2,466
2.497% due 06/25/2034		27	27
First Horizon Mortgage Pass-Through Trust
2.678% due 12/25/2034		1,371	1,321
5.134% due 06/25/2035		860	849
GMAC Mortgage Corp. Loan Trust
3.565% due 08/19/2034		105	102
Granite Master Issuer PLC
0.343% due 12/20/2054		15	15
Great Hall Mortgages PLC
0.334% due 03/18/2039	EUR	600	693
0.410% due 06/18/2039		$6,316	5,702
0.637% due 03/18/2039	GBP	7,139	9,858
0.647% due 06/18/2039		41,752	57,740
0.657% due 06/18/2038		9,473	13,128
Greenwich Capital Commercial Funding Corp.
5.381% due 03/10/2039		$3,214	3,311
GS Mortgage Securities Corp.
1.260% due 03/06/2020		2,000	2,004
1.456% due 03/06/2020		3,000	3,008
2.006% due 03/06/2020		7,500	7,537
2.476% due 03/06/2020		3,000	3,018
4.761% due 07/10/2039		11,240	12,007

GSMPS Mortgage Loan Trust
0.554% due 03/25/2035		3,021	2,540
GSR Mortgage Loan Trust
0.504% due 04/25/2032		292	280
0.534% due 12/25/2034		89	82
0.544% due 12/25/2034		168	157
0.644% due 05/25/2035		32	30
1.890% due 05/25/2034		160	158
2.650% due 09/25/2035		925	885
2.662% due 09/25/2035		543	561
2.752% due 06/25/2034		1,335	1,252
2.825% due 04/25/2035		53	52
2.913% due 05/25/2035		109	100
2.952% due 09/25/2034		1,083	1,014
3.033% due 01/25/2035		455	450
3.127% due 12/25/2034		1,238	1,087
4.875% due 06/25/2034		23	23
Harborview Mortgage Loan Trust
2.649% due 06/19/2034		493	486
2.703% due 05/19/2033		214	215
3.068% due 01/19/2035		2,880	2,634
Homebanc Mortgage Trust
0.534% due 10/25/2035		6,679	5,671
Homestar Mortgage Acceptance Corp.
0.524% due 03/25/2034		144	143
Impac CMB Trust
0.724% due 04/25/2035		407	386
0.844% due 10/25/2033		10	10
Indymac Index Mortgage Loan Trust
0.514% due 10/25/2036		1,272	1,008
1.064% due 08/25/2034		116	94
2.581% due 08/25/2034		148	139
Indymac Mortgage Loan Trust
5.363% due 08/25/2036		673	675
JPMorgan Chase Commercial Mortgage Securities Corp.
5.298% due 01/12/2043		510	523
5.792% due 06/15/2049		1,615	1,665
JPMorgan Mortgage Trust
2.635% due 12/25/2034		648	660
2.913% due 06/25/2035		82	76
3.011% due 08/25/2034		888	903
3.023% due 07/25/2035		1,013	1,010
3.030% due 07/25/2035		176	180
3.125% due 09/25/2035		690	683
5.500% due 04/25/2036		3,528	3,575
JPMorgan Resecuritization Trust
2.115% due 01/26/2037		99	99
2.905% due 08/27/2037		150	151
5.111% due 11/26/2035		1,376	1,273
5.360% due 01/27/2047		120	122
5.887% due 07/27/2037		101	104
6.000% due 02/27/2037		331	340
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		14,193	14,562
Leek Finance Ltd.
0.787% due 12/21/2037	GBP	1,717	2,707
Mall Funding PLC
1.191% due 04/22/2017		2,874	4,216
MASTR Adjustable Rate Mortgages Trust
2.289% due 09/25/2033		$727	721
2.677% due 03/25/2035		8,705	8,179
4.972% due 11/25/2034		1,012	983
Mellon Residential Funding Corp.
0.683% due 06/15/2030		195	193
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036		827	738
0.454% due 11/25/2035		458	438
0.664% due 04/25/2029		169	166
0.664% due 03/25/2030		123	124
0.704% due 05/25/2029		531	512
0.764% due 01/25/2030		352	339
1.204% due 10/25/2035		812	814
1.968% due 03/25/2033		146	150
2.286% due 05/25/2029		84	86
2.291% due 04/25/2035		3,618	3,398
2.309% due 02/25/2036		1,533	1,493
2.370% due 04/25/2029		806	807
5.359% due 05/25/2036		11,801	11,427
Morgan Stanley Capital Trust
5.037% due 01/14/2042		7,204	7,239
5.439% due 02/12/2044		23,169	23,941
5.575% due 04/12/2049		12,213	12,632
5.610% due 04/15/2049		452	458
5.643% due 10/15/2042		152	153
5.852% due 12/12/2049		5	5

Morgan Stanley Dean Witter Capital
1.907% due 03/25/2033		859	790
Morgan Stanley Mortgage Loan Trust
0.474% due 09/25/2035		55	53
0.654% due 07/25/2034		265	262
5.550% due 01/25/2035		3,548	3,484
MortgageIT Trust
0.504% due 08/25/2035		459	441
Opera Finance PLC
0.741% due 04/25/2017	GBP	10,418	15,813
RBSSP Resecuritization Trust
0.704% due 03/26/2036		$696	684
Residential Accredit Loans, Inc. Trust
1.677% due 08/25/2035		3,567	2,954
2.653% due 04/25/2035		1,326	1,232
Residential Asset Securitization Trust
0.754% due 08/25/2033		127	119
RMAC Securities PLC
0.657% due 06/12/2044	GBP	4,412	6,159
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$400	450
5.331% due 02/16/2044		400	452
5.336% due 05/16/2047		400	455
Sequoia Mortgage Trust
0.473% due 01/20/2035		98	92
0.503% due 12/20/2034		602	591
0.523% due 11/20/2034		128	127
0.737% due 02/20/2035		3,725	3,691
0.799% due 01/20/2035		5,322	5,062
0.906% due 11/20/2034		2,316	2,180
0.925% due 11/22/2024		17	17
1.085% due 02/20/2034		3,704	3,503
1.103% due 12/20/2032		3,816	3,738
1.104% due 07/20/2034		3,229	3,123
1.137% due 08/20/2034		1,759	1,735
2.651% due 04/20/2035		437	440
Structured Adjustable Rate Mortgage Loan Trust
0.604% due 06/25/2035		281	280
2.586% due 02/25/2034		65	65
2.633% due 03/25/2035		3,525	3,297
2.639% due 07/25/2034		374	373
2.644% due 02/25/2035		2,158	1,885
2.648% due 03/25/2034		193	197
2.718% due 04/25/2034		343	340
2.816% due 11/25/2034		7,512	7,612
Structured Asset Mortgage Investments, Inc.
0.453% due 07/19/2035		1,197	1,186
0.863% due 10/19/2034		1,420	1,415
0.903% due 02/19/2035		228	219
1.043% due 02/19/2033		1,013	999
2.447% due 12/19/2034		2,805	2,776
Structured Asset Securities Corp.
2.531% due 01/25/2032		13	11
2.609% due 06/25/2033		74	74
2.690% due 01/25/2034		182	177
2.707% due 04/25/2033		54	54
2.981% due 11/25/2032		1,295	1,271
5.500% due 05/25/2035		3,074	3,176
Thornburg Mortgage Securities Trust
0.744% due 03/25/2044		180	176
5.750% due 06/25/2047		8,191	8,120
6.051% due 10/25/2046		13,381	13,388
6.084% due 07/25/2036		602	614
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		7,234	7,138
0.378% due 06/15/2049		378	357
5.264% due 11/15/2035		812	828
5.421% due 04/15/2047		4,267	4,294
5.727% due 06/15/2049		1,422	1,464
WaMu Mortgage Pass-Through Certificates
0.474% due 07/25/2045		100	94
0.494% due 12/25/2045		83	77
0.514% due 01/25/2045		81	78
0.524% due 07/25/2045		122	117
0.534% due 01/25/2045		5,524	5,130
0.564% due 01/25/2045		808	733
0.640% due 10/25/2044		1,618	1,538
0.670% due 06/25/2044		312	274
1.175% due 02/25/2046		133	123
1.428% due 11/25/2041		826	809
1.577% due 04/25/2044		76	72
2.212% due 02/27/2034		154	157
2.326% due 11/25/2041		1,907	1,873
2.442% due 01/25/2035		4,218	4,247
2.446% due 10/25/2034		127	128

2.490% due 12/25/2035		290	280
2.497% due 03/25/2035		377	376
2.554% due 06/25/2034		291	297
Wells Fargo Mortgage-Backed Securities Trust
2.493% due 09/25/2033		268	275
2.617% due 01/25/2035		729	731
2.625% due 01/25/2035		24	24
2.636% due 06/25/2035		705	722
2.665% due 06/25/2035		69	70
2.682% due 03/25/2035		1,325	1,339
4.722% due 12/25/2033		54	55
4.722% due 01/25/2034		113	115
5.582% due 04/25/2036		153	150
5.750% due 01/25/2036		554	588

Total Mortgage-Backed Securities (Cost $507,383)			528,809

ASSET-BACKED SECURITIES 5.6%
ACA CLO Ltd.
0.551% due 07/25/2018		15,287	15,136
Ameriquest Mortgage Securities, Inc.
0.904% due 11/25/2034		11,953	10,799
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	473	593
Asset-Backed European Securitisation Transaction SRL
1.594% due 03/15/2018	GBP	3,351	5,101
Asset-Backed Securities Corp. Home Equity Loan Trust
0.479% due 09/25/2034		$25	24
0.834% due 09/25/2034		4,756	4,190
Avoca CLO PLC
0.587% due 02/18/2022	EUR	1,732	2,183
Bear Stearns Asset-Backed Securities Trust
0.654% due 11/25/2039		$84	82
0.654% due 12/25/2042		65	63
0.694% due 07/25/2035		7,372	7,242
1.404% due 03/25/2043		112	99
2.304% due 03/25/2035		5,000	4,136
Berica ABS SRL
0.513% due 12/30/2055	EUR	20,000	24,874
Chase Funding Mortgage Loan Asset-Backed Certificates
0.944% due 10/25/2032		$53	49
4.396% due 02/25/2030		50	50
Citibank Omni Master Trust
2.953% due 08/15/2018		450	466
Clavos Euro CDO Ltd.
0.781% due 04/18/2023	EUR	7,385	9,298
Countrywide Asset-Backed Certificates
0.334% due 06/25/2037		$7,412	7,274
0.384% due 09/25/2036		2,800	2,786
0.484% due 11/25/2035		104	104
0.554% due 05/25/2046		3,132	2,819
0.594% due 11/25/2034		45	43
0.904% due 12/25/2033		74	66
1.054% due 04/25/2035		2,260	1,928
Credit Suisse First Boston Mortgage Securities Corp.
0.954% due 10/25/2032		48	37
EFS Volunteer LLC
1.082% due 07/26/2027		1,096	1,108
Equity One ABS, Inc.
4.860% due 07/25/2033		209	208
First Franklin Mortgage Loan Trust
0.504% due 01/25/2036		5,000	4,337
0.564% due 10/25/2035		25,000	20,776
0.684% due 03/25/2035		750	715
1.029% due 05/25/2034		7,920	6,993
Harbourmaster CLO Ltd.
0.463% due 06/15/2020	EUR	805	1,018
Harvest CLO S.A.
0.827% due 03/29/2017		1,280	1,635
Hyde Park CDO BV
0.568% due 06/14/2022		10,582	13,274
JPMorgan Mortgage Acquisition Corp.
0.394% due 05/25/2035		$2,417	2,317
0.494% due 05/25/2035		3,397	2,812
Lehman XS Trust
0.474% due 12/25/2035		4,050	3,462
0.484% due 08/25/2035		330	312
1.176% due 11/25/2035		217	191
Leopard CLO BV
0.689% due 04/07/2019	EUR	615	788
Long Beach Mortgage Loan Trust
1.104% due 06/25/2035		$7,263	5,816
Magi Funding PLC
0.671% due 04/11/2021	EUR	196	246
MASTR Asset-Backed Securities Trust
0.624% due 03/25/2035		$3,183	3,074

Mid-State Trust
5.745% due 01/15/2040		688	729
5.787% due 10/15/2040		111	118
6.005% due 08/15/2037		62	68
6.340% due 10/15/2036		9,115	9,643
7.340% due 07/01/2035		26	28
Morgan Stanley ABS Capital
1.059% due 03/25/2034		1,269	1,187
New Century Home Equity Loan Trust
0.694% due 07/25/2035		4,100	3,933
North Carolina State Education Assistance Authority
0.751% due 10/26/2020		102	102
Option One Mortgage Loan Trust
0.804% due 04/25/2033		80	74
1.044% due 02/25/2033		47	43
Origen Manufactured Housing Contract Trust
6.480% due 01/15/2037		81	83
Park Place Securities, Inc.
0.624% due 05/25/2035		3,092	2,965
Residential Asset Mortgage Products Trust
0.594% due 02/25/2036		3,786	3,197
0.644% due 09/25/2035		2,726	2,528
Residential Asset Securities Corp. Trust
0.634% due 10/25/2035		2,000	1,828
0.984% due 11/25/2034		83	79
Securitized Asset-Backed Receivables LLC
0.494% due 12/25/2035		9,058	6,962
SLM Student Loan Trust
0.309% due 01/25/2041	EUR	10,000	10,753
0.389% due 01/25/2024		3,500	4,379
0.473% due 09/15/2021		616	787
0.753% due 12/15/2027		20,089	24,785
3.500% due 08/17/2043		$205	197
Soundview Home Loan Trust
0.999% due 04/25/2035		2,562	2,342
Structured Asset Securities Corp.
0.604% due 05/25/2034		55	53
Tara Hill BV
0.903% due 01/24/2019	EUR	875	1,123
Trimaran CLO Ltd.
0.549% due 11/01/2018		$9,349	9,234
Vanderbilt Mortgage Finance
9.000% due 10/07/2030		312	325
Wood Street CLO BV
0.602% due 11/22/2021	EUR	2,193	2,759

Total Asset-Backed Securities (Cost $245,135)			258,828

SOVEREIGN ISSUES 11.5%
Autonomous Community of Catalonia
1.500% due 09/16/2014	JPY	300,000	2,981
3.875% due 04/07/2015	EUR	8,800	11,007
4.300% due 11/15/2016		900	1,115
4.750% due 06/04/2018		2,800	3,318
5.375% due 04/04/2013		2,125	2,724
Autonomous Community of Madrid Spain
4.200% due 09/24/2014		10,000	13,075
4.305% due 03/06/2014		8,600	11,305
Autonomous Community of Valencia Spain
4.000% due 11/02/2016		900	1,094
Italy Buoni Poliennali Del Tesoro
3.000% due 04/01/2014		40,000	52,135
4.750% due 09/15/2016		3,300	4,486
4.750% due 06/01/2017		95,500	128,815
Junta de Castilla y Leon
6.270% due 02/19/2018		5,000	6,709
6.505% due 03/01/2019		5,000	6,737
Mexico Government International Bond
3.500% due 12/14/2017 (e)	MXN	286,608	25,843
4.050% due 03/19/2015		100,000	8,105
5.000% due 06/16/2016 (e)		229,286	20,919
5.000% due 06/15/2017		250,000	20,588
9.000% due 06/20/2013		2,000,000	163,815
Province of Ontario
2.450% due 06/29/2022		$25,900	26,039
3.150% due 06/02/2022	CAD	650	665
4.000% due 06/02/2021		2,000	2,189
Province of Quebec
3.500% due 07/29/2020		$1,200	1,332
3.500% due 12/01/2022	CAD	200	209
4.500% due 12/01/2020		1,400	1,575

Xunta de Galicia
6.964% due 12/28/2017	EUR	10,000	13,845

Total Sovereign Issues (Cost $520,831)			530,625

	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Ally Financial, Inc.
7.000% due 04/29/2013 (f)		30,000	29,670

Total Preferred Securities (Cost $28,836)			29,670

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.3%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
1.997% due 06/28/2013		$12,600	12,589
Dexia Credit Local S.A.
1.700% due 09/06/2013		1,100	1,104
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		10,000	9,918

			23,611

COMMERCIAL PAPER 4.6%
Aluminum Co. of America
0.900% due 04/17/2013		15,000	14,994
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		20,000	19,827
Entergy Corp.
0.720% due 04/03/2013		10,000	10,000
0.830% due 04/11/2013		21,000	20,995
0.850% due 04/24/2013		25,000	24,986
0.860% due 05/29/2013		24,000	23,979
Ford Motor Credit Co. LLC
1.021% due 11/05/2013		18,500	18,382
1.021% due 11/22/2013		25,000	24,826
1.022% due 11/25/2013		7,500	7,447
Nisource Finance Corp.
1.050% due 04/01/2013		25,000	25,000
1.050% due 04/02/2013		10,000	10,000
Santander S.A.
2.200% due 04/02/2013		2,000	2,000
3.100% due 10/01/2013		8,100	8,059

			210,495

REPURCHASE AGREEMENTS 0.6%
Goldman Sachs Group, Inc.
0.230% due 04/01/2013		27,700	27,700

(Dated 03/28/2013. Collateralized by Freddie Mac 4.500% due 02/01/2041 valued at $28,651. Repurchase proceeds are $27,701.)
SHORT-TERM NOTES 0.0%
Autonomous Community of Catalonia
4.500% due 04/29/2013	EUR	325	416

MEXICO TREASURY BILLS 3.6%
4.343% due 04/04/2013 - 06/13/2013 (d)	MXN	2,057,300	166,296

U.S. TREASURY BILLS 0.0%
0.142% due 02/06/2014 (d)(h)(j)		$865	864

Total Short-Term Instruments (Cost $423,555)			429,382

Total Investments 112.4% (Cost $5,086,291)			$5,171,262
Other Assets and Liabilities (Net) (12.4%)			(572,533)

Net Assets 100.0%			$4,598,729

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $106,595 at a weighted average interest rate of (0.046%).

(h)	Securities with an aggregate market value of $132,347 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(i)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
GLM	0.050%	03/26/2013	04/02/2013	$23,761	$(23,761)
	0.070%	03/21/2013	04/03/2013	22,068	(22,069)
	0.100%	03/22/2013	04/03/2013	11,879	(11,880)
	0.180%	03/13/2013	04/03/2013	10,754	(10,756)
	0.180%	03/15/2013	04/16/2013	36,964	(36,979)
	0.180%	03/18/2013	04/01/2013	26,426	(26,428)

					$(131,873)

(1)	Payable for sale-buyback financing transactions includes $11 of deferred price drop on sale-buyback financing transactions.

(j)	Securities with an aggregate market value of $3,671 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(k)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	04/01/2043	$2,000	$2,130	$(2,133)
Fannie Mae	4.500%	04/01/2043	13,000	13,961	(14,009)

				$16,091	$(16,142)

(l)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	36,891		$18,764	FBF	$508	$0	$508
04/2013		36,891		18,319	UAG	63	0	63
04/2013	EUR	3,300		4,310	BRC	80	0	80
04/2013		17,885		23,346	CBK	420	0	420
04/2013		598		778	DUB	12	0	12
04/2013		322,254		428,235	GLM	15,154	0	15,154
04/2013		7,260		9,403	HUS	96	0	96
04/2013		1,722		2,242	MSC	35	0	35
04/2013		1,946		2,528	RBC	33	0	33
04/2013	GBP	245,719		372,510	BOA	0	(848)	(848)
04/2013		2,206		3,327	DUB	0	(25)	(25)
04/2013		1,504		2,274	HUS	0	(11)	(11)
04/2013	JPY	1,528,199		17,032	BRC	797	0	797
04/2013		1,247,300		13,991	UAG	739	0	739
04/2013	MXN	251,738		19,749	HUS	0	(601)	(601)
04/2013		1,261,470		98,710	JPM	0	(3,405)	(3,405)
04/2013		640,606		49,350	UAG	0	(2,505)	(2,505)
04/2013		$18,319	BRL	36,891	FBF	0	(63)	(63)
04/2013		17,913		36,891	UAG	343	0	343
04/2013		456,209	EUR	354,337	BOA	0	(2,002)	(2,002)
04/2013		307		237	CBK	0	(3)	(3)
04/2013		515		391	RYL	0	(14)	(14)
04/2013		3,325	GBP	2,198	RBC	14	0	14
04/2013		83	MXN	1,082	DUB	5	0	5
04/2013		9,333		120,967	HUS	459	0	459
04/2013		2,023		25,797	JPM	66	0	66
04/2013		3,248		41,827	MSC	138	0	138
04/2013		17,760		232,650	UAG	1,074	0	1,074
04/2013		662	ZAR	5,766	HUS	0	(37)	(37)
05/2013	EUR	354,337		$456,306	BOA	2,013	0	2,013
05/2013		6,230		7,994	DUB	7	0	7
05/2013	GBP	247,231		373,503	UAG	0	(2,092)	(2,092)
05/2013	MXN	184,260		14,347	BPS	0	(489)	(489)
05/2013		$808	EUR	632	CBK	3	0	3
06/2013	CAD	4,582		$4,450	RYL	0	(52)	(52)
06/2013	MXN	115,722		9,011	BRC	0	(295)	(295)
06/2013		2,063,358		159,847	GLM	0	(5,979)	(5,979)
06/2013		$18,619	BRL	36,891	FBF	0	(490)	(490)
06/2013		35,197	MXN	445,324	JPM	570	0	570
08/2013		200	IDR	1,984,400	FBF	1	0	1
08/2013		700		6,944,000	JPM	2	0	2
09/2013	EUR	9,400		$11,866	UAG	0	(198)	(198)
12/2013		8,500		10,729	BOA	0	(192)	(192)
04/2014		41,097		54,104	BRC	1,241	0	1,241

						$23,873	$(19,301)	$4,572

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$56,512	$0	$56,512
Corporate Bonds & Notes
Banking & Finance	0	731,207	30,389	761,596
Industrials	0	29,255	53,392	82,647
Utilities	0	37,234	0	37,234
Municipal Bonds & Notes
California	0	126,919	0	126,919
Georgia	0	15,290	0	15,290
Louisiana	0	6,032	0	6,032
New York	0	119,444	0	119,444
Ohio	0	8,391	0	8,391
South Dakota	0	8,018	0	8,018
Tennessee	0	10,449	0	10,449
Texas	0	22,487	0	22,487
Virginia	0	20,232	0	20,232
Washington	0	13,314	0	13,314
U.S. Government Agencies	0	1,281,406	0	1,281,406
U.S. Treasury Obligations	0	823,977	0	823,977
Mortgage-Backed Securities	0	528,809	0	528,809
Asset-Backed Securities	0	258,828	0	258,828
Sovereign Issues	0	530,625	0	530,625
Preferred Securities
Banking & Finance	0	29,670	0	29,670
Short-Term Instruments
Certificates of Deposit	0	23,611	0	23,611
Commercial Paper	0	210,495	0	210,495
Repurchase Agreements	0	27,700	0	27,700
Short-Term Notes	0	416	0	416
Mexico Treasury Bills	0	166,296	0	166,296
U.S. Treasury Bills	0	864	0	864

	$0	$5,087,481	$83,781	$5,171,262

Short Sales, at value	$0	$(16,142)	$0	$(16,142)

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$23,873	$0	$23,873

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(19,301)	$0	$(19,301)

Totals	$0	$5,075,911	$83,781	$5,159,692

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$29,711	$(22)	$(32)	$(1)	$733	$0	$0	$30,389	$733
Industrials	0	54,246	0	8	0	(862)	0	0	53,392	(862)
U.S. Government Agencies	12,310	(12,380)	0	0	0	70	0	0	0	0
Short-Term Instruments
Mexico Treasury Bills	44,748	0	(46,899)	485	2,938	(1,272)	0	0	0	0

Totals	$57,058	$71,577	$(46,921)	$461	$2,937	$(1,331)	$0	$0	$83,781	$(129)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$30,389	Benchmark Pricing	Base Price	101.13 - 116.76
Industrials	53,392	Benchmark Pricing	Base Price	93.04

Total	$83,781

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each business day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment manager (the “Manager”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$132,701	$282	$0	$282
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	20,790	725	(4)	721
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	16,182	5	(122)	(117)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	91,067	0	(5,815)	(5,815)
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	13,643	19	(124)	(105)
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,107,989	26,521	0	26,521
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	184,321	0	(5,586)	(5,586)
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	104,004	7,345	(191)	7,154
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,370,557	29,922	(4,348)	25,574
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	159,584	8,728	(570)	8,158
PIMCO Australia Bond Index Exchange-Traded Fund	46,169	1,064	(39)	1,025
PIMCO Canada Bond Index Exchange-Traded Fund	33,541	105	(238)	(133)
PIMCO Germany Bond Index Exchange-Traded Fund	2,883	42	(42)	0
PIMCO Build America Bond Exchange-Traded Fund	33,228	2,145	(43)	2,102
PIMCO Enhanced Short Maturity Exchange-Traded Fund	2,897,527	12,637	(1,761)	10,876
PIMCO Foreign Currency Strategy Exchange-Traded Fund	21,708	130	(315)	(185)
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	147,186	2,848	(834)	2,014
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	213,767	7,334	(723)	6,611
PIMCO Short Term Municipal Bond Exchange-Traded Fund	52,799	305	(70)	235
PIMCO Total Return Exchange-Traded Fund	5,087,980	100,770	(17,488)	83,282

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DEU	Deutsche Bank Securities, Inc.	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBS	RBS Securities, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	TDM	TD Securities (USA) LLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	WST	Westpac Banking Corp.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	AGM	Assured Guaranty Municipal	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	AMBAC	American Municipal Bond Assurance Corp.	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	BHAC	Berkshire Hathaway Assurance Corporation	ST	State
CR	Custodial Receipts	CR	Custodial Receipts	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	BABs	Build America Bonds	JSC	Joint Stock Company
ADR	American Depositary Receipt	CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
AID	Agency International Development	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 29, 2013

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 28, 2013